UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Floating Rate High Income Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Group LLC	2.4
Intelsat Jackson Holdings SA	2.1
Caesars Resort Collection LLC	1.7
Asurion LLC	1.5
TransDigm, Inc.	1.1
8.8

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Technology	14.3
Telecommunications	7.4
Healthcare	7.1
Services	6.9
Gaming	6.1

Quality Diversification (% of fund's net assets)

As of April 30, 2021
BBB	3.5%
BB	24.1%
B	56.0%
CCC,CC,C	4.6%
Not Rated	5.3%
Equities	1.9%
Short-Term Investments and Net Other Assets	4.6%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratingsare as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Bank Loan Obligations	89.4%
Nonconvertible Bonds	4.0%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	1.8%
Preferred Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments – 12.2%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 3/19/26 (a)(b)(c)	$14,650	$14,531
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (b)(c)(d)	10,682	10,664
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	1,480	1,476
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.36% 6/19/26 (b)(c)(d)	5,171	4,917
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 5/30/25 (b)(c)(d)	18,395	18,158
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 12/9/25 (b)(c)(d)	11,550	11,400
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 8/22/24 (b)(c)(d)	41,661	41,153
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	17,247	16,723
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	5,665	5,063

TOTAL AEROSPACE		124,085

Air Transportation - 2.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/24/28 (a)(b)(c)	25,085	25,775
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (b)(c)(d)	10,585	10,275
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (b)(c)(d)	5,691	5,524
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	27,230	29,039
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	20,000	20,993
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (b)(c)(d)	9,416	9,419
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (b)(c)(d)	41,565	42,025
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (b)(c)(d)	17,551	16,953

TOTAL AIR TRANSPORTATION		160,003

Automotive & Auto Parts - 1.0%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6101% 4/8/28 (b)(c)(d)	5,715	5,706
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/17/28 (b)(c)(d)	8,980	8,890
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 4/30/26 (b)(c)(d)	12,479	12,341
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (b)(c)(d)	14,150	14,138
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (b)(c)(d)	6,224	6,292
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (b)(c)(d)	13,643	14,189
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 3/1/25 (b)(c)(d)	3,576	3,384
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (b)(c)(d)	15,500	15,460

TOTAL AUTOMOTIVE & AUTO PARTS		80,400

Banks & Thrifts - 1.0%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (b)(c)(d)	19,487	19,453
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6133% 2/27/28 (b)(c)(d)	39,495	39,100
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	12,888	12,904
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (b)(c)(d)	10,575	10,456
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4443% 7/1/26 (b)(c)(d)	3,329	3,290

TOTAL BANKS & THRIFTS		85,203

Broadcasting - 2.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6133% 8/15/25 (b)(c)(d)	33,725	33,611
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.37% 8/24/26 (b)(c)(d)	52,798	37,619
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	10,554	10,529
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.611% 11/17/24 (b)(c)(d)	11,287	11,112
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6151% 9/19/26 (b)(c)(d)	29,311	29,161
Sinclair Television Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.62% 9/30/26 (b)(c)(d)	5,342	5,267
3 month U.S. LIBOR + 3.000% 3.12% 4/1/28 (b)(c)(d)	3,000	2,981
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 8/14/26 (b)(c)(d)	12,628	12,585
Univision Communications, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (b)(c)(d)	16,327	16,340
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (b)(c)(d)	4,528	4,512
WMG Acquisition Corp. Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.120% 2.2373% 1/20/28 (b)(c)(d)	6,000	5,948

TOTAL BROADCASTING		169,665

Building Materials - 1.3%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (b)(c)(d)	11,447	11,690
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6133% 10/1/26 (b)(c)(d)	16,923	16,789
Asplundh Tree Expert LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 9/4/27 (b)(c)(d)	5,062	5,041
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4/23/28 (a)(b)(c)	17,440	17,375
Gypsum Management & Supply, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6133% 6/1/25 (b)(c)(d)	6,699	6,680
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.21% 1/4/27 (b)(c)(d)	9,330	9,221
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 2/28/27 (b)(c)(d)	18,013	17,765
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (b)(c)(d)	9,820	9,811
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (b)(c)(d)	1,939	1,940
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (b)(c)(d)	9,950	9,943

TOTAL BUILDING MATERIALS		106,255

Cable/Satellite TV - 3.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.87% 2/1/27 (b)(c)(d)	93,150	92,669
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 1/31/28 (b)(c)(d)	36,425	36,004
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6146% 4/15/27 (b)(c)(d)	22,589	22,438
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3646% 1/15/26 (b)(c)(d)	26,852	26,535
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8646% 9/25/28 (b)(c)(d)	7,670	7,680
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3646% 7/17/25 (b)(c)(d)	23,181	22,892
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6146% 1/31/28 (b)(c)(d)	16,750	16,603
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (b)(c)(d)	44,280	44,160

TOTAL CABLE/SATELLITE TV		268,981

Capital Goods - 0.6%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 10/1/25 (b)(c)(d)	12,069	11,990
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3651% 11/15/26 (b)(c)(d)	2,917	2,870
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 11/15/25 (b)(c)(d)	8,958	8,848
Harsco Corp. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 3/10/28 (b)(c)(d)	6,000	5,951
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1133% 9/20/26 (b)(c)(d)	3,681	3,690
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/9/28 (b)(c)(d)	8,000	7,975
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (b)(c)(d)	8,050	8,060

TOTAL CAPITAL GOODS		49,384

Chemicals - 2.9%
Alpha 3 BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3% 3/18/28 (b)(c)(d)	6,000	5,958
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (b)(c)(d)	2,135	2,140
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (b)(c)(d)	7,920	7,898
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	3,574	3,574
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	2,748	2,748
Cimpress PLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4/29/28 (a)(b)(c)(e)	10,865	10,784
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6061% 5/7/25 (b)(c)(d)	10,984	10,668
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 1/31/26 (b)(c)(d)	6,906	6,873
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 0% 4/29/28 (c)(d)	9,565	9,517
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.71% 7/1/26 (b)(c)(d)	7,177	7,162
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (b)(c)(d)	8,845	8,840
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	26,610	26,477
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/30/27 (b)(c)(d)	11,800	11,785
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7025% 3/1/26 (b)(c)(d)	13,386	13,239
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (b)(c)(d)	17,335	17,104
PQ Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/29/28 (a)(b)(c)(e)	6,725	6,725
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (b)(c)(d)	10,421	10,385
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.865% 10/1/25 (b)(c)(d)	47,737	47,140
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/3/25 (b)(c)(d)	12,088	11,806
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 3/18/28 (a)(b)(c)	15,160	15,046
W. R. Grace & Co.-Conn. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3/30/28 (a)(b)(c)	4,720	4,696

TOTAL CHEMICALS		240,565

Consumer Products - 2.2%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1133% 6/11/26 (b)(c)(d)	9,856	9,831
term loan 3 month U.S. LIBOR + 4.250% 5% 6/12/26 (b)(c)(d)	2,500	2,495
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 5/23/27 (b)(c)(d)	12,673	12,499
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (b)(c)(d)	21,485	21,435
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	8,978	8,928
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (b)(c)(d)	5,416	5,447
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 4/9/28 (a)(b)(c)	8,260	8,157
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 12/21/25 (b)(c)(d)	8,154	8,055
Kodiak BP LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/12/28 (b)(c)(d)	2,000	1,988
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	13,716	13,515
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (b)(c)(d)	6,825	6,919
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/9/28 (b)(c)(d)	40,000	39,808
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (b)(c)(d)	15,000	14,904
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1146% 6/15/25 (b)(c)(d)	15,943	12,854
Spectrum Brands Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/3/28 (b)(c)(d)	4,910	4,889
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (b)(c)(d)	8,205	8,174
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (b)(c)(d)	2,135	2,148

TOTAL CONSUMER PRODUCTS		182,046

Containers - 2.9%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	12,833	12,703
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)(f)	2,887	2,857
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (b)(c)(d)	21,500	21,265
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8605% 7/1/26 (b)(c)(d)	36,653	36,321
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4426% 4/3/24 (b)(c)(d)	4,979	4,805
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8633% 12/21/26 (b)(c)(d)	5,940	5,933
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (b)(c)(d)	9,975	10,005
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.4516% 6/29/25 (b)(c)(d)	31,168	30,665
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	25,941	25,646
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/26/28 (b)(c)(d)	18,858	18,799
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (b)(c)(d)	9,025	8,994
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	7,900	7,897
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 7/31/26 (b)(c)(d)	9,875	9,832
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (b)(c)(d)	2,000	2,005
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/18/25 (b)(c)(d)	728	729
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 1/30/27 (b)(c)(d)	18,866	18,753
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 2/5/26 (b)(c)(d)	17,955	17,784
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 2/5/23 (b)(c)(d)	5,130	5,116

TOTAL CONTAINERS		240,109

Diversified Financial Services - 2.4%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(d)(e)	20,058	20,058
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	14,890	14,818
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (b)(c)(d)	444	443
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (b)(c)(d)	775	770
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/1/25 (b)(c)(d)	4,347	3,917
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	6,155	5,652
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (b)(c)(d)	7,526	7,361
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6133% 6/27/25 (b)(c)(d)	2,482	2,473
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4/22/28 (a)(b)(c)	10,815	10,761
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.95% 8/9/25 (b)(c)(d)	20,693	20,279
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 7/3/24 (b)(c)(d)	4,887	4,826
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	8,868	8,854
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4338% 3/1/25 (b)(c)(d)	19,017	18,890
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/16/28 (b)(c)(d)	4,000	3,995
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/16/28 (a)(b)(c)	1,000	999
Jane Street Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 1/26/28 (b)(c)(d)	8,524	8,443
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (b)(c)(d)	5,324	5,223
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (b)(c)(d)	5,544	5,488
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 2/11/27 (b)(c)(d)	32,114	32,034
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 11/16/26 (b)(c)(d)	23,649	23,465

TOTAL DIVERSIFIED FINANCIAL SERVICES		198,749

Diversified Media - 1.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (b)(c)(d)	21,127	21,180
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (b)(c)(d)	37,883	37,788
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6133% 12/17/26 (b)(c)(d)	53,127	52,678

TOTAL DIVERSIFIED MEDIA		111,646

Electric Utilities No Longer Use - 0.0%
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (b)(c)(d)	3,990	3,989
Energy - 3.2%
Apro LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 11/14/26 (a)(b)(c)	5,245	5,238
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (b)(c)(d)	6,916	6,908
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	14,128	14,084
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8633% 11/3/25 (b)(c)(d)	24,687	24,147
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	23,935	23,665
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1138% 5/21/25 (b)(c)(d)	2,352	2,294
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(e)	7,480	7,461
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	5,775	5,887
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	12,086	11,774
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	25,102	25,092
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (b)(c)(d)	3,848	3,838
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (b)(c)(d)	10,262	10,108
3 month U.S. LIBOR + 4.250% 3/10/26 (a)(b)(c)	10,410	10,332
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (b)(c)(d)	15,587	11,178
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 7/18/25 (b)(c)(d)	35,484	34,072
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (b)(c)(d)	10,915	10,872
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (b)(c)(d)	6,217	5,299
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(d)	17,979	17,940
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 5/22/26 (b)(c)(d)	3,852	3,789
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8633% 10/15/26 (b)(c)(d)	7,717	7,682
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (b)(c)(d)	11,845	11,756
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	7,024	6,837

TOTAL ENERGY		260,253

Entertainment/Film - 0.0%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6644% 1/23/25 (b)(c)(d)	1,520	1,443
Environmental - 0.1%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (b)(c)(d)	4,222	4,200
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6151% 4/1/28 (b)(c)(d)	4,780	4,732

TOTAL ENVIRONMENTAL		8,932

Food & Drug Retail - 1.1%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 1/29/27 (b)(c)(d)	22,272	21,929
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 10/22/25 (b)(c)(d)	3,070	3,063
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 5/1/26 (b)(c)(d)	36,909	36,782
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	17,457	16,516
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/7/28 (b)(c)(d)(e)	12,340	12,217

TOTAL FOOD & DRUG RETAIL		90,507

Food/Beverage/Tobacco - 1.7%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8575% 10/1/26 (b)(c)(d)	2,240	2,218
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6075% 10/1/25 (b)(c)(d)	3,436	3,428
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (b)(c)(d)	4,245	4,252
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (b)(c)(d)	7,171	7,216
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	16,920	16,912
City Brewing Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/5/28 (b)(c)(d)	18,750	18,773
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (b)(c)(d)	4,849	4,776
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8633% 6/20/25 (b)(c)(d)	6,799	6,782
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/23/27 (a)(b)(c)	3,549	3,542
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (b)(c)(d)	37,590	37,443
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 9/13/26 (b)(c)(d)	10,676	10,458
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 6/27/23 (b)(c)(d)	24,129	23,840

TOTAL FOOD/BEVERAGE/TOBACCO		139,640

Gaming - 5.7%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (b)(c)(d)	5,428	5,366
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (b)(c)(d)	4,144	4,150
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9383% 10/19/24 (b)(c)(d)	4,784	4,752
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (b)(c)(d)	11,786	12,552
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3365% 9/15/23 (b)(c)(d)	11,435	11,410
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 12/22/24 (b)(c)(d)	108,773	107,508
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6133% 7/20/25 (b)(c)(d)	35,820	35,902
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.12% 3/17/28 (b)(c)(d)	8,650	8,585
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (b)(c)(d)	34,067	33,658
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3% 3/16/24 (b)(c)(d)	7,557	7,520
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	45,355	44,939
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (b)(c)(d)	69,703	68,794
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/7/28 (b)(c)(d)	11,330	11,302
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6101% 5/29/26 (b)(c)(d)	8,178	8,104
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	11,059	10,997
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 3/11/28 (b)(c)(d)	18,290	18,185
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 8/14/24 (b)(c)(d)	10,210	10,055
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 7/10/25 (b)(c)(d)	23,712	23,758
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (b)(c)(d)	34,828	34,297

TOTAL GAMING		461,834

Healthcare - 6.7%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (b)(c)(d)	28,482	28,518
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (b)(c)(d)	11,521	11,518
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	23,118	23,161
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8651% 8/1/27 (b)(c)(d)	47,822	47,130
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (b)(c)(d)	55,107	55,107
Gentiva Health Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.875% 7/2/25 (b)(c)(d)	4,126	4,114
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 3/13/25 (b)(c)(d)	21,293	21,287
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 3/18/26 (b)(c)(d)	7,385	7,383
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (b)(c)(d)	23,150	23,063
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4/29/28 (a)(b)(c)	15,205	15,224
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4/22/28 (a)(b)(c)	38,690	38,770
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (b)(c)(d)	14,952	14,980
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3633% 8/31/26 (b)(c)(d)	8,910	8,863
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3633% 8/31/26 (b)(c)(d)	1,733	1,724
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (b)(c)(d)	8,632	8,583
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/17/28 (b)(c)(d)	6,744	6,732
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (b)(c)(d)	225	224
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/2/28 (b)(c)(f)	742	741
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4/8/28 (a)(b)(c)	50,000	49,854
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3611% 6/30/25 (b)(c)(d)	238	238
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (b)(c)(d)	9,545	9,539
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 3/31/27 (b)(c)(d)	12,756	12,671
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/13/28 (b)(c)(d)	20,000	19,950
Project Ruby Ultimate Parent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/10/28 (b)(c)(d)	9,235	9,166
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3614% 7/9/25 (b)(c)(d)	5,000	4,977
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4/23/28 (a)(b)(c)	6,475	6,440
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 11/16/25 (b)(c)(d)	7,194	7,163
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8/31/26 (a)(b)(c)	3,000	2,987
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (b)(c)(d)	16,208	15,952
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (b)(c)(d)	7,057	7,079
U.S. Renal Care, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 5.500% 6/26/26 (a)(b)(c)	6,385	6,273
3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (b)(c)(d)	45,194	44,164
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6133% 11/20/26 (b)(c)(d)	6,369	6,357
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 11/27/25 (b)(c)(d)	22,649	22,578
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 6/1/25 (b)(c)(d)	4,081	4,073

TOTAL HEALTHCARE		546,583

Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 8/21/25 (b)(c)(d)	33,956	33,129
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8624% 6/28/23 (b)(c)(d)	8,524	8,503
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	4,975	5,597
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	16,448	12,888
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	928	727
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	19,245	19,196
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8575% 12/22/24 (b)(c)(d)	42,218	41,757

TOTAL HOMEBUILDERS/REAL ESTATE		121,797

Hotels - 1.7%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (b)(c)(d)	4,318	4,318
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 2/1/26 (b)(c)(d)	4,245	4,123
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 0.000% 4/20/28 (a)(b)(c)(e)	6,555	6,539
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 11/30/23 (b)(c)(d)	27,836	27,759
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8561% 6/21/26 (b)(c)(d)	21,135	20,933
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 8/31/25 (b)(c)(d)	27,581	27,009
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2025% 5/29/26 (b)(c)(d)	8,560	7,354
3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (b)(c)(d)	14,650	12,586
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (b)(c)(d)	14,915	15,200
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 5/30/25 (b)(c)(d)	15,523	15,368

TOTAL HOTELS		141,189

Insurance - 4.6%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 2/13/27 (b)(c)(d)	50,621	49,777
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 5/10/25 (b)(c)(d)	21,633	21,348
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 5/9/25 (b)(c)(d)	2,456	2,423
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (b)(c)(d)	21,894	21,869
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1085% 3/18/27 (b)(c)(d)	10,428	10,402
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (b)(c)(d)(e)	2,811	2,804
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (b)(c)(d)(e)	2,330	2,330
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/16/28 (b)(c)(d)	12,698	12,557
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6133% 2/13/27 (b)(c)(d)	15,502	15,342
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 11/3/23 (b)(c)(d)	24,927	24,860
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 11/3/24 (b)(c)(d)	18,947	18,828
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3633% 1/31/28 (b)(c)(d)	32,173	32,615
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 12/23/26 (b)(c)(d)	33,744	33,496
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 7/31/27 (b)(c)(d)	18,380	18,238
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (b)(c)(d)	14,443	14,420
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1757% 4/25/25 (b)(c)(d)	55,171	54,408
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4525% 12/2/26 (b)(c)(d)	3,219	3,188
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2025% 5/16/24 (b)(c)(d)	34,267	33,881

TOTAL INSURANCE		372,786

Leisure - 2.0%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8633% 7/31/24 (b)(c)(d)	11,015	10,825
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (b)(c)(d)	6,012	6,027
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (b)(c)(d)	10,957	11,272
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	26,489	22,689
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (b)(c)(d)	1,481	1,253
15.25% 5/23/24 (c)	3,820	4,786
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	39,798	39,528
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (b)(c)(d)	7,325	6,396
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (b)(c)(d)	12,808	12,150
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (b)(c)(d)	4,975	5,062
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 7/6/24 (b)(c)(d)	12,566	12,540
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6133% 12/21/25 (b)(c)(d)	13,573	13,120
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 12/30/26 (b)(c)(d)	8,756	8,437
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7025% 12/30/27 (b)(c)(d)(e)	3,500	3,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (b)(c)(d)(e)	3,622	3,685

TOTAL LEISURE		160,990

Metals/Mining - 0.0%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (b)(c)(d)	997	997
Paper - 0.4%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/18/28 (a)(b)(c)	11,120	11,092
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (b)(c)(d)	15,215	15,215
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5% 4/6/28 (b)(c)(d)(e)	7,038	7,029

TOTAL PAPER		33,336

Publishing/Printing - 0.7%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (b)(c)(d)	23,577	23,455
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (b)(c)(d)	20,125	18,486
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (b)(c)(d)	1,681	1,651
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (b)(c)(d)	9,012	9,012
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 10/17/26 (b)(c)(d)	1,982	1,960

TOTAL PUBLISHING/PRINTING		54,564

Railroad - 0.2%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/1/28 (b)(c)(d)	8,040	8,020
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2025% 12/30/26 (b)(c)(d)	11,845	11,796

TOTAL RAILROAD		19,816

Restaurants - 0.6%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 11/19/26 (b)(c)(d)	3,990	3,924
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.865% 3/15/28 (b)(c)(d)	14,001	13,994
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3633% 3/1/26 (b)(c)(d)	11,421	11,012
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8656% 8/2/26 (b)(c)(d)	17,665	17,539

TOTAL RESTAURANTS		46,469

Services - 6.7%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 9/29/24 (b)(c)(d)	6,621	6,605
3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (b)(c)(d)	3,433	3,433
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (a)(b)(c)	21,910	21,645
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1142% 12/31/25 (b)(c)(d)	3,716	3,716
Aramark Services, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6133% 4/6/28 (b)(c)(d)	25,365	25,238
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 3/11/25 (b)(c)(d)	875	862
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 1/15/27 (b)(c)(d)	4,950	4,873
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (b)(c)(d)	9,766	9,754
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (b)(c)(d)	21,804	21,181
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 2/7/26 (b)(c)(d)	16,545	16,338
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 5/13/27 (b)(c)(d)	1,500	1,499
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	7,678	7,502
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4/14/28 (a)(b)(c)	28,120	27,953
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.361% 2/8/26 (b)(c)(d)	1,776	1,765
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9355% 8/1/26 (b)(c)(d)	11,970	11,933
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (b)(c)(d)	4,751	4,745
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 3/29/25 (b)(c)(d)	5,576	5,516
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	30,455	30,596
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	43,322	42,537
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	16,405	16,436
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	12,700	12,720
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (b)(c)(d)	8,978	8,991
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9516% 3/26/28 (b)(c)(d)	33,715	33,708
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (b)(c)(d)	7,000	6,924
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (b)(c)(d)	6,500	6,253
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	31,283	30,820
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (b)(c)(d)	20,783	20,848
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6133% 1/23/27 (b)(c)(d)	17,443	17,304
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (b)(c)(d)	3,875	3,881
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1111% 3/5/28 (b)(c)(d)	8,680	8,660
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	15,394	15,384
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	11,015	10,898
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (b)(c)(d)	11,070	11,146
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/26/28 (b)(c)(d)	47,045	46,824
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.205% 4/16/26 (b)(c)(d)	6,318	6,171
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.705% 9/12/24 (b)(c)(d)	1,341	1,319
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/29/25 (b)(c)(d)	8,117	7,739
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (b)(c)(d)	5,452	4,898
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6061% 4/4/25 (b)(c)(d)	22,248	22,216
3 month U.S. LIBOR + 3.500% 3.6061% 2/25/27 (b)(c)(d)	3,088	3,080

TOTAL SERVICES		543,911

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1103% 1/24/27 (b)(c)(d)	12,741	12,585
Super Retail - 4.2%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (b)(c)(d)	19,878	19,898
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 2/26/28 (b)(c)(d)	191,251	191,911
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1113% 2/3/24 (b)(c)(d)	14,242	14,224
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.87% 11/17/24 (b)(c)(d)	650	643
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 3/24/28 (b)(c)(d)	10,970	10,924
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (b)(c)(d)	32,338	32,300
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (a)(b)(c)	2,250	2,244
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (b)(c)(d)	10,125	10,097
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6133% 11/8/24 (b)(c)(d)	25,120	24,699
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (b)(c)(d)	10,575	10,637
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	3,612	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1133% 5/31/25 (b)(c)(d)	14,619	14,542
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (b)(c)(d)	14,140	14,129

TOTAL SUPER RETAIL		346,248

Technology - 14.1%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (b)(c)(d)	1,055	1,044
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	8,965	8,965
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/30/27 (b)(c)(d)	140	140
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/10/25 (b)(c)(d)	30,201	20,438
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.524% 9/19/24 (b)(c)(d)	8,980	8,941
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	20,783	20,666
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 2/11/26 (b)(c)(d)	46,544	46,661
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (b)(c)(d)	4,074	4,071
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 10/2/25 (b)(c)(d)	17,124	17,025
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	29,925	29,925
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 10/31/26 (b)(c)(d)	11,855	11,739
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (b)(c)(d)	8,365	8,366
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5865% 4/30/25 (b)(c)(d)	27,873	27,394
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (b)(c)(d)	9,323	9,311
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/23/28 (a)(b)(c)	7,300	7,250
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/1/28 (a)(b)(c)	13,630	13,658
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (b)(c)(d)	7,805	7,815
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (b)(c)(d)	2,135	2,183
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 4/4/26 (b)(c)(d)	16,832	16,695
Constant Contact, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (b)(c)(d)	7,882	7,863
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/10/28 (b)(c)(f)	2,118	2,112
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 11/29/24 (b)(c)(d)	7,926	7,689
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1133% 10/16/26 (b)(c)(d)	33,701	33,650
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1133% 2/19/29 (b)(c)(d)	6,295	6,319
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	2,490	2,490
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (b)(c)(d)	9,062	9,024
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.42% 3/31/28 (b)(c)(d)(f)	1,898	1,890
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 8/23/25 (b)(c)(d)	4,550	4,522
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 3/31/28 (a)(b)(c)	5,000	5,088
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7115% 7/22/26 (b)(c)(d)	24,633	24,393
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 7/25/26 (a)(b)(c)(e)	4,420	4,398
3 month U.S. LIBOR + 4.000% 4.75% 7/25/26 (b)(c)(d)	783	781
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/31/27 (b)(c)(d)	15,826	15,794
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 3/8/25 (b)(c)(d)	14,921	14,656
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (b)(c)(d)	13,070	13,030
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 8/10/27 (b)(c)(d)	997	990
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 2/15/24 (b)(c)(d)	13,439	13,325
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	4,000	4,073
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (b)(c)(d)	1,098	1,105
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	18,269	18,275
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (b)(c)(d)	10,000	9,985
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/17/28 (b)(c)(d)	9,696	9,623
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	2,944	2,954
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8633% 6/21/24 (b)(c)(d)	9,987	9,853
3 month U.S. LIBOR + 2.750% 2.8633% 6/21/24 (b)(c)(d)	69,537	68,602
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8603% 9/29/24 (b)(c)(d)	33,177	33,152
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (b)(c)(d)	1,990	1,987
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3633% 2/23/29 (b)(c)(d)	2,125	2,144
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 9/15/24 (b)(c)(d)	10,416	10,313
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.12% 9/4/26 (b)(c)(d)	2,225	2,149
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.37% 9/4/25 (b)(c)(d)	9,410	9,294
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8605% 4/30/27 (b)(c)(d)	19,080	18,990
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (b)(c)(d)	6,804	6,794
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 3/2/28 (a)(b)(c)	48,377	48,316
3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (b)(c)(d)	27,488	27,454
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.12% 3/19/28 (b)(c)(d)	3,500	3,494
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6133% 5/30/26 (b)(c)(d)	11,980	11,878
Rackspace Hosting, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/2/28 (b)(c)(d)	25,000	24,784
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 2/18/28 (b)(c)(d)	28,770	28,623
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 5/31/25 (b)(c)(d)	16,359	16,105
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1085% 5/31/26 (b)(c)(d)	5,365	5,349
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3656% 8/1/25 (b)(c)(d)	9,981	9,857
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 3/3/23 (b)(c)(d)	10,000	9,940
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (b)(c)(d)	17,955	17,940
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 4/16/25 (b)(c)(d)	12,879	12,719
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 4/16/25 (b)(c)(d)	9,552	9,433
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 4/16/25 (b)(c)(d)	33,709	33,310
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 1/31/27 (b)(c)(d)	5,984	5,929
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3/22/28 (a)(b)(c)	8,035	8,020
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (b)(c)(d)	22,479	22,441
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6151% 9/28/24 (b)(c)(d)	11,054	10,999
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (b)(c)(d)	41,054	41,067
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 5/4/26 (b)(c)(d)	27,972	27,969
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (b)(c)(d)	15,095	15,520
Ultra Clean Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8633% 8/27/25 (b)(c)(d)	5,009	5,009
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1133% 8/27/25 (b)(c)(d)	16,003	15,988
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.115% 3/1/26 (b)(c)(d)	24,721	24,654
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	7,200	7,133
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4451% 3/19/28 (b)(c)(d)	13,740	13,631
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 2/28/27 (b)(c)(d)	16,706	16,560
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	10,404	10,394
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 4/1/28 (b)(c)(d)	7,130	7,098
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1133% 6/1/25 (b)(c)(d)	13,672	13,683
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 9/30/26 (b)(c)(d)	5,713	5,677

TOTAL TECHNOLOGY		1,150,568

Telecommunications - 6.6%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9338% 7/15/25 (b)(c)(d)	10,472	10,258
3 month U.S. LIBOR + 2.750% 2.9525% 1/31/26 (b)(c)(d)	25	24
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9355% 7/31/25 (b)(c)(d)	30,312	29,655
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8713% 1/31/26 (b)(c)(d)	3,249	3,220
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1976% 8/14/26 (b)(c)(d)	35,831	35,690
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	9,393	9,351
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	9,607	9,575
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	4,998	4,986
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (b)(c)(d)	7,485	7,469
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.37% 12/22/23 (b)(c)(d)	6,975	6,947
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (b)(c)(d)	29,280	29,157
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/14/28 (a)(b)(c)	4,015	3,998
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (b)(c)(d)	1,008	1,026
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.95% 5/31/25 (b)(c)(d)	15,840	13,552
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (b)(c)(d)	1,241	1,263
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(d)	78,810	80,002
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(d)	4,400	4,483
Tranche B-5, term loan 6.625% 1/2/24 (c)	26,120	26,577
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (b)(c)(d)	38,265	38,647
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (b)(c)(d)	8,311	8,321
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8633% 3/1/27 (b)(c)(d)	23,259	22,969
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3633% 3/15/27 (b)(c)(d)	17,010	16,802
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (b)(c)(d)	34,778	34,792
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/11/25 (b)(c)(d)	14,208	14,100
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (b)(c)(d)	33,993	31,422
3 month U.S. LIBOR + 8.250% 9.2% 11/1/25 (b)(c)(d)	30,400	25,815
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	18,680	18,721
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8633% 6/10/27 (b)(c)(d)	3,773	3,774
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 3/9/27 (b)(c)(d)	50,466	49,928

TOTAL TELECOMMUNICATIONS		542,524

Textiles/Apparel - 0.4%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/26/28 (a)(b)(c)(e)	20,000	19,938
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (b)(c)(d)	1,900	1,902
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (b)(c)(d)	12,230	12,115

TOTAL TEXTILES/APPAREL		33,955

Transportation Ex Air/Rail - 0.2%
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8611% 2/23/25 (b)(c)(d)	16,980	16,881
Utilities - 2.2%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	57,488	56,798
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (b)(c)(d)	9,578	9,544
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.1133% 2/15/24 (b)(c)(d)	17,637	15,979
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (b)(c)(d)	10,300	10,249
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	21,215	21,122
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.12% 1/21/28 (b)(c)(d)	8,000	7,961
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8611% 3/2/27 (b)(c)(d)	35,414	35,199
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8636% 12/31/25 (b)(c)(d)	20,415	20,223

TOTAL UTILITIES		177,075

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,351,851)		7,305,963

Nonconvertible Bonds - 4.0%
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	22,000	23,293
8% 12/15/25 (h)	1,580	1,716

TOTAL AEROSPACE		25,009

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	4,290	4,505
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	2,870	3,079

TOTAL AIR TRANSPORTATION		7,584

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	4,550	4,931
9.5% 5/1/25 (h)	4,730	5,256

TOTAL BROADCASTING		10,187

Chemicals - 0.4%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (b)(d)(h)	27,005	26,931
6.875% 6/15/25 (h)	5,500	5,521
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	146

TOTAL CHEMICALS		32,598

Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (h)	11,245	11,568
6% 2/15/25 (h)	2,754	2,841
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	6,105

TOTAL CONTAINERS		20,514

Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	3,960	4,084
New Fortress Energy LLC 6.75% 9/15/25 (h)	1,905	1,971
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	7,205	7,529
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	6,230	5,919

TOTAL ENERGY		19,503

Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	6,337
Scientific Games Corp. 5% 10/15/25 (h)	5,000	5,163
Stars Group Holdings BV 7% 7/15/26 (h)	12,545	13,110
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,195
VICI Properties, Inc.:
3.5% 2/15/25 (h)	1,205	1,231
4.25% 12/1/26 (h)	1,725	1,779
4.625% 12/1/29 (h)	985	1,023

TOTAL GAMING		35,838

Healthcare - 0.4%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	5,590	5,765
Tenet Healthcare Corp.:
4.625% 7/15/24	23,000	23,347
5.125% 5/1/25	7,500	7,590

TOTAL HEALTHCARE		36,702

Homebuilders/Real Estate - 0.0%
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (h)	665	663
Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	7,110	7,545
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	1,050	1,159
10.875% 6/1/23 (h)	5,110	5,866

TOTAL LEISURE		7,025

Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	3,430	3,383
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (h)	4,117	4,168
5.75% 4/15/25 (h)	660	700
CEC Entertainment LLC 6.75% 5/1/26 (h)	4,045	4,010

TOTAL RESTAURANTS		8,878

Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	4,240	4,251
APX Group, Inc. 7.625% 9/1/23	6,155	6,317
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,697
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,897
Sotheby's 7.375% 10/15/27 (h)	275	296

TOTAL SERVICES		18,458

Super Retail - 0.1%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,658
Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (h)	5,800	5,978
6% 3/1/26 (h)	5,800	6,112
SSL Robotics LLC 9.75% 12/31/23 (h)	3,329	3,714

TOTAL TECHNOLOGY		15,804

Telecommunications - 0.8%
Altice Financing SA 7.5% 5/15/26 (h)	19,200	19,948
Altice France SA:
5.125% 1/15/29 (h)	580	581
7.375% 5/1/26 (h)	18,755	19,445
Consolidated Communications, Inc. 5% 10/1/28 (h)	410	416
Frontier Communications Corp. 5% 5/1/28 (h)	4,005	4,090
Intelsat Jackson Holdings SA 8% 2/15/24 (h)	14,100	14,576
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	810	831
T-Mobile U.S.A., Inc. 2.25% 2/15/26	3,460	3,482

TOTAL TELECOMMUNICATIONS		63,369

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	12,290	13,212
TOTAL NONCONVERTIBLE BONDS
(Cost $317,752)		331,930
	Shares	Value (000s)

Common Stocks - 1.8%
Broadcasting - 0.0%
iHeartMedia, Inc. (i)	30	1
ION Media Networks, Inc. (e)(i)	2,842	0

TOTAL BROADCASTING		1

Capital Goods - 0.2%
TNT Crane & Rigging LLC (e)	464,223	10,315
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	86,957	287

TOTAL CAPITAL GOODS		10,602

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	115,087	796
Energy - 1.3%
California Resources Corp. (i)	1,678,819	39,788
California Resources Corp. warrants 10/27/24 (i)	48,025	192
Chesapeake Energy Corp. (i)	734,418	33,467
Chesapeake Energy Corp. (j)	4,049	166
Denbury, Inc. (i)	514,883	28,015
EP Energy Corp. (e)	80,740	4,253

TOTAL ENERGY		105,881

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	1,189,800	954
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	75,509	2,202
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	542,500	9,765
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	4,171	0
Utilities - 0.2%
TexGen Power LLC (e)(i)	524,336	17,644
TOTAL COMMON STOCKS
(Cost $122,758)		147,845

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)
(Cost $8,235)	65,882	8,235
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (b)(d)(k)	3,380	3,394
3 month U.S. LIBOR + 3.470% 3.6555% (b)(d)(k)	3,365	3,375
TOTAL PREFERRED SECURITIES
(Cost $6,194)		6,769
	Shares	Value (000s)

Money Market Funds - 12.2%
Fidelity Cash Central Fund 0.04% (l)
(Cost $998,637)	998,461,373	998,661
TOTAL INVESTMENT IN SECURITIES - 107.6%
(Cost $8,805,427)		8,799,403
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(623,697)
NET ASSETS - 100%		$8,175,706

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) The coupon rate will be determined upon settlement of the loan after period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,921,000 and $5,885,000, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,194,000 or 3.6% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $166,000 or 0.0% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Chesapeake Energy Corp.	2/10/21	$38

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$232
Total	$232

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $431,917. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $1,463,216 and $896,467, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$955	$1	$954	$--
Consumer Discretionary	9,765	--	--	9,765
Energy	105,881	101,462	166	4,253
Financials	9,031	--	--	9,031
Industrials	12,804	--	--	12,804
Utilities	17,644	--	--	17,644
Bank Loan Obligations	7,305,963	--	7,198,775	107,188
Corporate Bonds	331,930	--	331,930	--
Preferred Securities	6,769	--	6,769	--
Money Market Funds	998,661	998,661	--	--
Total Investments in Securities:	$8,799,403	$1,100,124	$7,538,594	$160,685

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$71,029
Net Realized Gain (Loss) on Investment Securities	(694)
Net Unrealized Gain (Loss) on Investment Securities	1,687
Cost of Purchases	77,956
Proceeds of Sales	(13,756)
Amortization/Accretion	17
Transfers into Level 3	--
Transfers out of Level 3	(29,051)
Ending Balance	$107,188
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2021	$838
Other Investments in Securities
Beginning Balance	$60,561
Net Realized Gain (Loss) on Investment Securities	(35,729)
Net Unrealized Gain (Loss) on Investment Securities	50,219
Cost of Purchases	--
Proceeds of Sales	(21,554)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$53,497
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2021	$15,112

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Luxembourg	6.3%
Cayman Islands	1.2%
France	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,806,790)	$7,800,742
Fidelity Central Funds (cost $998,637)	998,661
Total Investment in Securities (cost $8,805,427)		$8,799,403
Cash		13,050
Receivable for investments sold		43,646
Receivable for fund shares sold		22,043
Interest receivable		18,927
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		3
Other receivables		309
Total assets		8,897,422
Liabilities
Payable for investments purchased	$708,645
Payable for fund shares redeemed	4,461
Distributions payable	3,603
Accrued management fee	3,648
Distribution and service plan fees payable	220
Other affiliated payables	766
Other payables and accrued expenses	373
Total liabilities		721,716
Net Assets		$8,175,706
Net Assets consist of:
Paid in capital		$9,191,534
Total accumulated earnings (loss)		(1,015,828)
Net Assets		$8,175,706
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($447,125 ÷ 47,478 shares)(a)		$9.42
Maximum offering price per share (100/97.25 of $9.42)		$9.69
Class M:
Net Asset Value and redemption price per share ($60,713 ÷ 6,456 shares)(a)		$9.40
Maximum offering price per share (100/97.25 of $9.40)		$9.67
Class C:
Net Asset Value and offering price per share ($138,591 ÷ 14,719 shares)(a)		$9.42
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($5,651,890 ÷ 600,936 shares)		$9.41
Class I:
Net Asset Value, offering price and redemption price per share ($895,937 ÷ 95,341 shares)		$9.40
Class Z:
Net Asset Value, offering price and redemption price per share ($981,450 ÷ 104,389 shares)		$9.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$2,700
Interest		133,443
Income from Fidelity Central Funds		232
Total income		136,375
Expenses
Management fee	$19,641
Transfer agent fees	3,616
Distribution and service plan fees	1,342
Accounting fees and expenses	728
Custodian fees and expenses	34
Independent trustees' fees and expenses	15
Registration fees	182
Audit	49
Legal	6
Miscellaneous	16
Total expenses before reductions	25,629
Expense reductions	(40)
Total expenses after reductions		25,589
Net investment income (loss)		110,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(174,385)
Fidelity Central Funds	(5)
Total net realized gain (loss)		(174,390)
Change in net unrealized appreciation (depreciation) on investment securities		499,625
Net gain (loss)		325,235
Net increase (decrease) in net assets resulting from operations		$436,021

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,786	$340,622
Net realized gain (loss)	(174,390)	(391,223)
Change in net unrealized appreciation (depreciation)	499,625	(206,496)
Net increase (decrease) in net assets resulting from operations	436,021	(257,097)
Distributions to shareholders	(116,186)	(347,649)
Share transactions - net increase (decrease)	1,269,603	(2,459,769)
Total increase (decrease) in net assets	1,589,438	(3,064,515)
Net Assets
Beginning of period	6,586,268	9,650,783
End of period	$8,175,706	$6,586,268

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$9.39	$9.61	$9.67	$9.60	$9.42
Income from Investment Operations
Net investment income (loss)A	.132	.362	.461	.398	.360	.334
Net realized and unrealized gain (loss)	.447	(.411)	(.216)	(.056)	.056	.211
Total from investment operations	.579	(.049)	.245	.342	.416	.545
Distributions from net investment income	(.139)	(.361)	(.465)	(.398)	(.346)	(.365)
Distributions from net realized gain	–	–	–	(.004)	–	–
Total distributions	(.139)	(.361)	(.465)	(.402)	(.346)	(.365)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.42	$8.98	$9.39	$9.61	$9.67	$9.60
Total ReturnC,D,E	6.47%	(.45)%	2.63%	3.60%	4.40%	5.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.98%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.99%H	.98%	.98%	.98%	.98%	.99%
Expenses net of all reductions	.99%H	.98%	.98%	.98%	.98%	.98%
Net investment income (loss)	2.85%H	4.01%	4.86%	4.13%	3.72%	3.58%
Supplemental Data
Net assets, end of period (in millions)	$447	$411	$546	$598	$585	$707
Portfolio turnover rateI	44%H	37%	22%	47%	68%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.97	$9.38	$9.59	$9.65	$9.58	$9.40
Income from Investment Operations
Net investment income (loss)A	.131	.361	.460	.396	.356	.324
Net realized and unrealized gain (loss)	.437	(.411)	(.206)	(.055)	.057	.212
Total from investment operations	.568	(.050)	.254	.341	.413	.536
Distributions from net investment income	(.138)	(.360)	(.464)	(.397)	(.343)	(.356)
Distributions from net realized gain	–	–	–	(.004)	–	–
Total distributions	(.138)	(.360)	(.464)	(.401)	(.343)	(.356)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.40	$8.97	$9.38	$9.59	$9.65	$9.58
Total ReturnC,D,E	6.36%	(.46)%	2.72%	3.59%	4.37%	5.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	.99%	.99%	1.01%	1.08%
Expenses net of fee waivers, if any	1.00%H	1.00%	.99%	.99%	1.01%	1.08%
Expenses net of all reductions	1.00%H	.99%	.99%	.99%	1.01%	1.08%
Net investment income (loss)	2.84%H	4.00%	4.86%	4.11%	3.69%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$61	$58	$84	$102	$137	$171
Portfolio turnover rateI	44%H	37%	22%	47%	68%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$9.39	$9.61	$9.67	$9.59	$9.41
Income from Investment Operations
Net investment income (loss)A	.097	.295	.392	.325	.286	.263
Net realized and unrealized gain (loss)	.447	(.411)	(.218)	(.056)	.067	.212
Total from investment operations	.544	(.116)	.174	.269	.353	.475
Distributions from net investment income	(.104)	(.294)	(.394)	(.325)	(.273)	(.295)
Distributions from net realized gain	–	–	–	(.004)	–	–
Total distributions	(.104)	(.294)	(.394)	(.329)	(.273)	(.295)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.42	$8.98	$9.39	$9.61	$9.67	$9.59
Total ReturnC,D,E	6.07%	(1.19)%	1.86%	2.83%	3.73%	5.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Net investment income (loss)	2.09%H	3.26%	4.11%	3.36%	2.96%	2.82%
Supplemental Data
Net assets, end of period (in millions)	$139	$156	$261	$464	$523	$582
Portfolio turnover rateI	44%H	37%	22%	47%	68%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.97	$9.38	$9.60	$9.65	$9.58	$9.40
Income from Investment Operations
Net investment income (loss)A	.146	.391	.490	.426	.386	.359
Net realized and unrealized gain (loss)	.447	(.413)	(.218)	(.046)	.057	.212
Total from investment operations	.593	(.022)	.272	.380	.443	.571
Distributions from net investment income	(.153)	(.388)	(.492)	(.426)	(.373)	(.391)
Distributions from net realized gain	–	–	–	(.004)	–	–
Total distributions	(.153)	(.388)	(.492)	(.430)	(.373)	(.391)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.41	$8.97	$9.38	$9.60	$9.65	$9.58
Total ReturnC,D	6.64%	(.15)%	2.93%	4.01%	4.70%	6.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.68%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.68%G	.68%	.68%	.68%	.69%	.71%
Expenses net of all reductions	.68%G	.68%	.68%	.68%	.69%	.71%
Net investment income (loss)	3.16%G	4.32%	5.16%	4.44%	4.01%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$5,652	$4,640	$7,130	$9,221	$7,368	$6,131
Portfolio turnover rateH	44%G	37%	22%	47%	68%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.96	$9.37	$9.59	$9.65	$9.58	$9.40
Income from Investment Operations
Net investment income (loss)A	.143	.388	.486	.419	.380	.355
Net realized and unrealized gain (loss)	.448	(.414)	(.218)	(.056)	.058	.211
Total from investment operations	.591	(.026)	.268	.363	.438	.566
Distributions from net investment income	(.151)	(.384)	(.488)	(.419)	(.368)	(.386)
Distributions from net realized gain	–	–	–	(.004)	–	–
Total distributions	(.151)	(.384)	(.488)	(.423)	(.368)	(.386)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.40	$8.96	$9.37	$9.59	$9.65	$9.58
Total ReturnC,D	6.62%	(.20)%	2.88%	3.84%	4.64%	6.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.73%	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.73%G	.72%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.73%G	.72%	.73%	.75%	.75%	.75%
Net investment income (loss)	3.11%G	4.27%	5.11%	4.36%	3.95%	3.81%
Supplemental Data
Net assets, end of period (in millions)	$896	$681	$1,190	$2,243	$2,120	$1,748
Portfolio turnover rateH	44%G	37%	22%	47%	68%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.97	$9.37	$9.59	$9.65
Income from Investment Operations
Net investment income (loss)B	.147	.388	.484	.051
Net realized and unrealized gain (loss)	.438	(.396)	(.207)	(.076)
Total from investment operations	.585	(.008)	.277	(.025)
Distributions from net investment income	(.155)	(.392)	(.497)	(.035)
Distributions from net realized gain	–	–	–	–
Total distributions	(.155)	(.392)	(.497)	(.035)
Net asset value, end of period	$9.40	$8.97	$9.37	$9.59
Total ReturnC,D	6.55%	.01%	2.98%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.63%	.63%	.62%G
Expenses net of fee waivers, if any	.63%G	.63%	.62%	.62%G
Expenses net of all reductions	.63%G	.63%	.62%	.62%G
Net investment income (loss)	3.21%G	4.37%	5.22%	7.64%G
Supplemental Data
Net assets, end of period (in millions)	$981	$641	$439	$16
Portfolio turnover rateH	44%G	37%	22%	47%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$53,497	Market comparable	Discount rate	45.0% - 50.0% / 46.0%	Decrease
			Discount for lack of marketability	10%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.5 - 8.0 / 5.2	Increase
			Strike Price	$31.17	Increase
		Recovery value	Recovery value	0.0% - 125.0% / 125.0%	Increase
		Market approach	Parity price	$6.91 - $29.16 / $23.26	Increase
		Book Value	Book value multiple	1.0	Increase
		Indicative market bid	Bid price	$18.00	Increase
Bank Loan Obligations	$107,188	Recovery value	Recovery value	0.0% - 100.0% / 100.0%	Increase
		Indicative market bid	Evaluated bid	$92.00 - $101.75 / $99.42	Increase
		Transaction price	Transaction Price	$99.50	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Floating Rate High Income Fund	$309

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$140,997
Gross unrealized depreciation	(130,622)
Net unrealized appreciation (depreciation)	$10,375
Tax cost	$8,789,028

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(67,757)
Long-term	(769,827)
Total capital loss carryforward	$(837,584)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	2,668,526	1,501,380

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$529	$17
Class M	-%	.25%	74	1
Class C	.75%	.25%	739	63
			$1,342	$81

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class M	1
Class C(a)	3
$15

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$326.16
Class M	49.17
Class C	118.16
Fidelity Floating Rate High Income Fund	2,400.10
Class I	534.15
Class Z	189.05
	$3,616

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Floating Rate High Income Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	–	869

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Floating Rate High Income Fund	$7

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $1 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $32.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$6,314	$18,802
Class M	875	2,775
Class C	1,657	6,857
Fidelity Floating Rate High Income Fund	82,875	253,034
Class I	11,922	38,091
Class Z	12,543	28,090
Total	$116,186	$347,649

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	7,615	11,192	$71,428	$100,989
Reinvestment of distributions	608	1,924	5,676	17,324
Shares redeemed	(6,468)	(25,508)	(60,264)	(224,787)
Net increase (decrease)	1,755	(12,392)	$16,840	$(106,474)
Class M
Shares sold	717	595	$6,724	$5,372
Reinvestment of distributions	91	297	847	2,669
Shares redeemed	(803)	(3,433)	(7,479)	(30,430)
Net increase (decrease)	5	(2,541)	$92	$(22,389)
Class C
Shares sold	1,559	1,875	$14,614	$16,901
Reinvestment of distributions	171	677	1,596	6,092
Shares redeemed	(4,433)	(12,928)	(41,439)	(114,771)
Net increase (decrease)	(2,703)	(10,376)	$(25,229)	$(91,778)
Fidelity Floating Rate High Income Fund
Shares sold	133,293	173,133	$1,247,705	$1,582,993
Reinvestment of distributions	7,540	23,409	70,366	210,589
Shares redeemed	(57,164)	(439,618)	(531,767)	(3,849,409)
Net increase (decrease)	83,669	(243,076)	$786,304	$(2,055,827)
Class I
Shares sold	33,988	23,400	$318,271	$210,368
Reinvestment of distributions	1,044	3,314	9,738	29,775
Shares redeemed	(15,680)	(77,779)	(145,772)	(698,438)
Net increase (decrease)	19,352	(51,065)	$182,237	$(458,295)
Class Z
Shares sold	41,293	93,772	$386,927	$867,188
Reinvestment of distributions	891	1,751	8,318	15,517
Shares redeemed	(9,231)	(70,892)	(85,886)	(607,711)
Net increase (decrease)	32,953	24,631	$309,359	$274,994

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Floating Rate High Income Fund
Class A	.99%
Actual		$1,000.00	$1,064.70	$5.07
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	1.00%
Actual		$1,000.00	$1,063.60	$5.12
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$1,060.70	$8.94
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Fidelity Floating Rate High Income Fund	.68%
Actual		$1,000.00	$1,066.40	$3.48
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Class I	.73%
Actual		$1,000.00	$1,066.20	$3.74
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class Z	.63%
Actual		$1,000.00	$1,065.50	$3.23
Hypothetical-C		$1,000.00	$1,021.67	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Floating Rate High Income Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AFR-SANN-0621
1.757235.120

Fidelity Advisor® High Income Advantage Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.4
TransDigm, Inc.	2.2
Ally Financial, Inc.	2.0
CSC Holdings LLC	1.8
Caesars Entertainment, Inc.	1.7
10.1

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Energy	11.6
Banks & Thrifts	8.3
Technology	7.2
Telecommunications	6.9
Healthcare	6.7

Quality Diversification (% of fund's net assets)

As of April 30, 2021
BBB	5.7%
BB	27.0%
B	28.6%
CCC,CC,C	7.1%
Not Rated	1.5%
Equities	18.9%
Short-Term Investments and Net Other Assets	11.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Nonconvertible Bonds	59.4%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	18.9%
Bank Loan Obligations	3.6%
Other Investments	6.7%
Short-Term Investments and Net Other Assets (Liabilities)	11.2%

 * Foreign investments – 13.4%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 59.6%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.2%
Energy - 0.2%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		$1,098	$2,295
15% 7/15/23 (b)(c)		636	1,463
			3,758
Nonconvertible Bonds - 59.4%
Aerospace - 3.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		655	670
Bombardier, Inc.:
6.125% 1/15/23 (d)		1,450	1,520
7.5% 12/1/24 (d)		3,090	3,136
7.5% 3/15/25 (d)		2,065	2,061
7.875% 4/15/27 (d)		6,210	6,194
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		1,575	1,618
Moog, Inc. 4.25% 12/15/27 (d)		480	493
Rolls-Royce PLC 5.75% 10/15/27 (d)		1,440	1,544
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		2,035	2,181
TransDigm UK Holdings PLC 6.875% 5/15/26		1,820	1,913
TransDigm, Inc.:
4.625% 1/15/29 (d)		4,860	4,790
4.875% 5/1/29 (d)		15,000	14,775
5.5% 11/15/27		14,675	15,262
6.25% 3/15/26 (d)		1,870	1,980
7.5% 3/15/27		6,780	7,263
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		2,991	2,942
9% 11/15/26 (d)		3,182	3,149
			71,491
Air Transportation - 1.5%
Delta Air Lines, Inc. 7% 5/1/25 (d)		630	733
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)		6,455	6,924
4.75% 10/20/28 (d)		5,330	5,853
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		2,795	2,952
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		4,540	4,983
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		1,745	1,965
United Airlines, Inc.:
4.375% 4/15/26 (d)		3,965	4,115
4.625% 4/15/29 (d)		2,380	2,473
			29,998
Automotive & Auto Parts - 0.9%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		1,265	1,368
Dana, Inc. 4.25% 9/1/30 (e)		1,185	1,197
Ford Motor Credit Co. LLC:
3.375% 11/13/25		3,440	3,519
4% 11/13/30		5,460	5,576
5.113% 5/3/29		1,330	1,453
LCM Investments Holdings 4.875% 5/1/29 (d)		2,350	2,404
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		1,850	1,906
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		475	491
			17,914
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
8% 11/1/31		3,105	4,269
8% 11/1/31		24,612	34,603
			38,872
Broadcasting - 1.1%
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (d)		970	999
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,890	2,110
E.W. Scripps Co. 5.125% 5/15/25 (d)		820	842
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		1,145	1,148
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		2,980	3,036
5.625% 7/15/27 (d)		3,555	3,755
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		360	358
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		1,580	1,663
Sirius XM Radio, Inc.:
4.625% 7/15/24 (d)		2,590	2,658
5% 8/1/27 (d)		3,200	3,351
Townsquare Media, Inc. 6.875% 2/1/26 (d)		725	756
			20,676
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		355	372
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)		835	879
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		710	736
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		1,445	1,521
U.S. Concrete, Inc. 5.125% 3/1/29 (d)		1,120	1,156
			4,664
Cable/Satellite TV - 5.4%
Block Communications, Inc. 4.875% 3/1/28 (d)		1,090	1,109
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		2,275	2,275
4.5% 5/1/32 (d)		21,015	21,225
4.75% 3/1/30 (d)		8,310	8,674
5% 2/1/28 (d)		740	773
5.125% 5/1/27 (d)		14,015	14,668
5.875% 5/1/27 (d)		2,645	2,730
CSC Holdings LLC:
4.5% 11/15/31 (d)(e)		4,015	4,015
4.625% 12/1/30 (d)		1,130	1,105
5% 11/15/31 (d)(e)		1,205	1,207
5.375% 2/1/28 (d)		5,535	5,825
5.5% 4/15/27 (d)		6,640	6,962
5.75% 1/15/30 (d)		6,300	6,698
6.5% 2/1/29 (d)		3,900	4,310
7.5% 4/1/28 (d)		4,535	4,994
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		1,120	1,140
6.5% 9/15/28 (d)		2,990	3,113
Virgin Media Finance PLC 5% 7/15/30 (d)		3,115	3,106
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		835	855
Ziggo BV:
4.875% 1/15/30 (d)		1,145	1,177
5.5% 1/15/27 (d)		9,884	10,280
			106,241
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		1,015	1,023
Chemicals - 3.2%
CF Industries Holdings, Inc.:
4.95% 6/1/43		8,970	10,450
5.15% 3/15/34		3,745	4,382
5.375% 3/15/44		4,210	5,150
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		3,450	3,717
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (d)(f)(g)		4,580	4,567
6.5% 5/15/26 (d)		9,920	9,846
6.875% 6/15/25 (d)		3,565	3,578
Ingevity Corp. 3.875% 11/1/28 (d)		1,515	1,509
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		950	964
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		335	338
7% 12/31/27 (d)		425	412
Neon Holdings, Inc. 10.125% 4/1/26 (d)		370	403
Nouryon Holding BV 8% 10/1/26 (d)		900	956
OCI NV 5.25% 11/1/24 (d)		2,195	2,281
Olin Corp. 5% 2/1/30		1,555	1,637
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		2,390	2,384
The Chemours Co. LLC:
5.375% 5/15/27		4,500	4,826
5.75% 11/15/28 (d)		2,165	2,300
Tronox, Inc. 4.625% 3/15/29 (d)		1,705	1,741
Valvoline, Inc. 4.25% 2/15/30 (d)		1,155	1,184
			62,625
Consumer Products - 0.6%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		750	745
Foundation Building Materials, Inc. 6% 3/1/29 (d)		735	729
Magic MergerCo, Inc.:
5.25% 5/1/28 (d)		1,865	1,888
7.875% 5/1/29 (d)		1,975	2,029
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)		1,280	1,320
7.75% 2/15/29 (d)		1,120	1,213
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		1,080	1,058
Tempur Sealy International, Inc. 4% 4/15/29 (d)		2,045	2,071
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		1,530	1,515
			12,568
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		1,580	1,653
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		4,280	4,443
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		1,210	1,301
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		825	885
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		570	588
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		1,075	1,125
			9,995
Diversified Financial Services - 2.1%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		920	934
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		965	986
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (d)		2,270	2,395
Hightower Holding LLC 6.75% 4/15/29 (d)		785	804
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		1,415	1,372
5.25% 5/15/27 (d)		1,580	1,612
5.25% 5/15/27		4,145	4,228
6.25% 5/15/26		6,840	7,210
LPL Holdings, Inc. 4% 3/15/29 (d)		2,270	2,270
MSCI, Inc. 4% 11/15/29 (d)		900	941
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		510	532
Springleaf Finance Corp.:
4% 9/15/30		720	697
5.375% 11/15/29		9,325	10,057
6.625% 1/15/28		1,185	1,348
6.875% 3/15/25		775	881
7.125% 3/15/26		4,710	5,505
			41,772
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (d)		1,585	1,696
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		5,660	6,148
			7,844
Energy - 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		2,355	2,381
5.75% 1/15/28 (d)		1,705	1,737
Callon Petroleum Co. 6.375% 7/1/26		1,080	940
CGG SA 8.75% 4/1/27 (d)		1,530	1,534
Cheniere Energy Partners LP:
4% 3/1/31 (d)		3,980	4,050
5.625% 10/1/26		2,120	2,210
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		2,980	3,107
Chesapeake Energy Corp.:
4.875% 4/15/22 (c)(h)		2,950	0
5.75% 3/15/23 (c)(h)		1,890	0
5.875% 2/1/29 (d)		735	792
7% 10/1/24 (c)(h)		840	0
8% 1/15/25 (c)(h)		480	0
8% 6/15/27 (c)(h)		300	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,880	1,936
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		1,105	1,133
7% 6/15/25 (d)		3,035	3,130
CNX Resources Corp. 6% 1/15/29 (d)		690	736
Comstock Resources, Inc.:
6.75% 3/1/29 (d)		5,695	5,817
7.5% 5/15/25 (d)		1,901	1,963
9.75% 8/15/26		4,399	4,783
Continental Resources, Inc.:
3.8% 6/1/24		2,635	2,760
4.375% 1/15/28		665	723
4.5% 4/15/23		73	77
4.9% 6/1/44		1,660	1,741
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)		2,400	2,481
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		665	681
CVR Energy, Inc.:
5.25% 2/15/25 (d)		2,375	2,387
5.75% 2/15/28 (d)		3,170	3,208
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(f)		5,180	4,688
8.125% 8/16/30		130	169
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		560	580
5.75% 1/30/28 (d)		1,365	1,457
6.625% 7/15/25 (d)		760	809
EnLink Midstream LLC 5.375% 6/1/29		650	650
EQT Corp. 3.9% 10/1/27		3,890	4,056
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		1,570	1,625
5.625% 2/15/26 (d)		2,390	2,480
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		720	733
6% 2/1/31 (d)		720	742
6.25% 11/1/28 (d)		310	322
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		1,060	1,094
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		2,300	1,495
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		1,855	1,909
MEG Energy Corp. 7.125% 2/1/27 (d)		1,580	1,687
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		1,580	1,390
7.5% 1/15/28 (d)		1,360	1,185
New Fortress Energy LLC:
6.5% 9/30/26 (d)		2,675	2,729
6.75% 9/15/25 (d)		6,200	6,415
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		1,410	1,477
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		5	4
Occidental Petroleum Corp.:
2.9% 8/15/24		1,820	1,815
3.2% 8/15/26		115	112
3.4% 4/15/26		150	148
3.5% 8/15/29		1,870	1,786
4.4% 4/15/46		1,305	1,148
4.4% 8/15/49		3,295	2,850
4.625% 6/15/45		1,070	968
5.875% 9/1/25		1,500	1,639
6.125% 1/1/31		3,010	3,349
6.2% 3/15/40		800	850
6.375% 9/1/28		2,410	2,699
6.45% 9/15/36		2,650	3,011
6.6% 3/15/46		2,125	2,343
6.625% 9/1/30		2,995	3,414
7.2% 3/15/29		545	610
7.5% 5/1/31		155	184
8.875% 7/15/30		1,595	2,050
Pacific Drilling SA 12% 4/1/24 pay-in-kind (c)(d)(f)(h)		226	9
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		3,845	2,901
7.25% 6/15/25		2,125	1,812
9.25% 5/15/25 (d)		3,310	3,459
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,315	3,311
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(h)		6,264	0
SM Energy Co.:
5.625% 6/1/25		2,230	2,130
6.625% 1/15/27		850	821
6.75% 9/15/26		845	818
Southwestern Energy Co.:
7.5% 4/1/26		6,670	7,055
7.75% 10/1/27		1,285	1,381
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		1,320	1,333
5.5% 2/15/26		1,770	1,826
6% 4/15/27		4,240	4,459
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		1,120	1,224
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		1,405	1,466
Teine Energy Ltd. 6.875% 4/15/29 (d)		1,145	1,159
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(h)		1,983	99
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		1,150	1,150
W&T Offshore, Inc. 9.75% 11/1/23 (d)		1,460	1,288
			154,680
Entertainment/Film - 0.0%
Livent, Inc. 9.375% 10/15/04 (c)(h)		11,100	0
Environmental - 0.6%
Covanta Holding Corp.:
5% 9/1/30		1,495	1,534
6% 1/1/27		3,440	3,595
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		2,155	2,265
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		4,733	4,703
			12,097
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		4,630	4,445
4.625% 1/15/27 (d)		3,425	3,562
4.875% 2/15/30 (d)		6,100	6,351
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		675	665
Parkland Corp. 4.5% 10/1/29 (d)		1,145	1,169
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		1,470	1,547
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)(f)		898	871
			18,610
Food/Beverage/Tobacco - 2.5%
C&S Group Enterprises LLC 5% 12/15/28 (d)		1,110	1,103
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		855	881
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		860	980
JBS Investments II GmbH:
5.75% 1/15/28 (d)		1,665	1,769
7% 1/15/26 (d)		1,795	1,907
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		4,025	4,447
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		10,845	11,930
6.5% 4/15/29 (d)		4,655	5,225
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		1,335	1,492
Performance Food Group, Inc. 5.5% 10/15/27 (d)		1,353	1,426
Pilgrim's Pride Corp.:
4.25% 4/15/31 (d)		1,530	1,546
5.875% 9/30/27 (d)		1,110	1,178
Post Holdings, Inc.:
4.5% 9/15/31 (d)		6,170	6,126
4.625% 4/15/30 (d)		2,050	2,071
5.625% 1/15/28 (d)		2,640	2,782
Simmons Foods, Inc. 4.625% 3/1/29 (d)		1,070	1,078
TreeHouse Foods, Inc. 4% 9/1/28		500	497
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		810	820
United Natural Foods, Inc. 6.75% 10/15/28 (d)		1,055	1,137
			48,395
Gaming - 1.7%
Affinity Gaming LLC 6.875% 12/15/27 (d)		550	584
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		5,705	6,066
8.125% 7/1/27 (d)		7,605	8,451
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		1,900	2,000
MCE Finance Ltd.:
5.375% 12/4/29 (d)		1,140	1,213
5.75% 7/21/28 (d)		750	807
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		1,445	1,463
MGM Resorts International 4.75% 10/15/28		1,470	1,551
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		2,515	2,675
Studio City Finance Ltd. 5% 1/15/29 (d)		725	740
VICI Properties, Inc.:
4.25% 12/1/26 (d)		3,015	3,109
4.625% 12/1/29 (d)		1,720	1,786
Wynn Macau Ltd. 5.125% 12/15/29 (d)		2,345	2,403
			32,848
Healthcare - 4.5%
Akumin, Inc. 7% 11/1/25 (d)		1,125	1,173
AMN Healthcare 4.625% 10/1/27 (d)		375	387
Bausch Health Companies, Inc.:
5% 2/15/29 (d)		6,550	6,560
5.25% 2/15/31 (d)		1,080	1,081
Catalent Pharma Solutions 5% 7/15/27 (d)		595	623
Centene Corp.:
5.375% 6/1/26 (d)		4,620	4,813
5.375% 8/15/26 (d)		1,185	1,243
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		1,215	1,236
4% 3/15/31 (d)		1,545	1,591
4.25% 5/1/28 (d)		485	505
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		2,025	2,010
5.625% 3/15/27 (d)		725	769
6% 1/15/29 (d)		1,085	1,142
6.625% 2/15/25 (d)		1,835	1,934
8% 3/15/26 (d)		11,505	12,397
8.125% 6/30/24 (d)		3,295	3,439
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,020	3,109
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		535	508
4.625% 6/1/30 (d)		4,045	4,096
Encompass Health Corp. 5.75% 9/15/25		400	414
Hologic, Inc. 4.625% 2/1/28 (d)		645	680
IQVIA, Inc. 5% 10/15/26 (d)		1,125	1,163
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		1,600	1,745
Jazz Securities DAC 4.375% 1/15/29 (d)		1,635	1,672
Modivcare, Inc. 5.875% 11/15/25 (d)		1,105	1,174
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,360	1,401
Organon Finance 1 LLC:
4.125% 4/30/28 (d)		2,775	2,843
5.125% 4/30/31 (d)		2,410	2,501
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,065	1,075
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,905	3,188
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		1,340	1,395
Syneos Health, Inc. 3.625% 1/15/29 (d)		1,080	1,056
Tenet Healthcare Corp.:
5.125% 5/1/25		6,430	6,507
6.125% 10/1/28 (d)		2,590	2,732
6.25% 2/1/27 (d)		6,945	7,284
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,655	1,750
Vizient, Inc. 6.25% 5/15/27 (d)		450	477
			87,673
Homebuilders/Real Estate - 1.8%
Arcosa, Inc. 4.375% 4/15/29 (d)		1,075	1,099
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		1,080	1,079
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		1,455	1,557
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,445	1,442
5% 10/15/27		6,875	7,236
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29(d)		4,695	4,871
7.625% 6/15/25 (d)		4,605	5,031
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		1,070	1,081
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		1,416	1,560
5.75% 1/15/28 (d)		2,100	2,370
5.875% 6/15/27 (d)		1,490	1,691
TopBuild Corp. 3.625% 3/15/29 (d)		755	747
TRI Pointe Homes, Inc. 5.7% 6/15/28		1,965	2,182
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		1,545	1,539
6.5% 2/15/29 (d)		1,690	1,680
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		675	697
			35,862
Hotels - 0.2%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		725	727
4% 5/1/31 (d)		1,085	1,096
4.875% 1/15/30		1,180	1,258
NCL Finance Ltd. 6.125% 3/15/28 (d)		675	711
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		625	635
			4,427
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (d)		5,150	5,292
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		1,470	1,488
6.75% 10/15/27 (d)		2,275	2,389
AssuredPartners, Inc. 5.625% 1/15/29 (d)		845	857
HUB International Ltd. 7% 5/1/26 (d)		1,750	1,813
MGIC Investment Corp. 5.25% 8/15/28		1,040	1,097
			12,936
Leisure - 1.3%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)		840	863
Carnival Corp.:
7.625% 3/1/26 (d)		1,085	1,188
9.875% 8/1/27 (d)		2,250	2,644
11.5% 4/1/23 (d)		4,510	5,183
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		1,615	1,688
12.25% 5/15/24 (d)		2,000	2,440
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		1,890	2,170
11.5% 6/1/25 (d)		2,750	3,183
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		1,220	1,325
Vail Resorts, Inc. 6.25% 5/15/25 (d)		850	902
Viking Cruises Ltd. 13% 5/15/25 (d)		1,265	1,480
Voc Escrow Ltd. 5% 2/15/28 (d)		1,625	1,658
			24,724
Metals/Mining - 1.2%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)		1,980	2,022
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(h)		1,770	0
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		900	961
6.125% 2/15/28 (d)		2,225	2,364
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		1,110	1,131
4.875% 3/1/31 (d)		1,110	1,129
5.75% 3/1/25		1,312	1,348
5.875% 6/1/27		3,215	3,372
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,395	2,458
6.875% 3/1/26 (d)		2,600	2,726
7.25% 4/1/23 (d)		485	493
7.5% 4/1/25 (d)		4,135	4,293
FMG Resources (August 2006) Pty Ltd. 4.375% 4/1/31 (d)		1,145	1,189
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		905	919
			24,405
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		760	750
4% 9/1/29 (d)		1,515	1,507
Cascades, Inc.:
5.125% 1/15/26 (d)		790	837
5.375% 1/15/28 (d)		790	823
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		1,575	1,652
Mercer International, Inc. 5.125% 2/1/29 (d)		1,920	1,985
			7,554
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)		2,185	2,283
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		5,185	5,055
4.375% 1/15/28 (d)		1,490	1,509
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		715	733
Yum! Brands, Inc. 4.625% 1/31/32		1,530	1,599
			8,896
Services - 1.6%
ASGN, Inc. 4.625% 5/15/28 (d)		1,350	1,404
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		1,385	1,382
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)		1,445	1,636
Fair Isaac Corp. 4% 6/15/28 (d)		1,530	1,551
Gartner, Inc. 3.75% 10/1/30 (d)		1,535	1,539
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,360	1,425
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		2,165	2,114
Hertz Corp.:
5.5% 10/15/24 (d)(h)		1,505	1,567
6% 1/15/28 (d)(h)		1,385	1,506
6.25% 10/15/22 (h)		1,605	1,685
7.125% 8/1/26 (d)(h)		1,430	1,559
IAA Spinco, Inc. 5.5% 6/15/27 (d)		755	794
Iron Mountain, Inc. 4.5% 2/15/31 (d)		2,975	2,967
Sotheby's 7.375% 10/15/27 (d)		640	690
Tempo Acquisition LLC 6.75% 6/1/25 (d)		1,380	1,405
The GEO Group, Inc.:
5.125% 4/1/23		1,365	1,249
5.875% 10/15/24		1,967	1,580
6% 4/15/26		1,360	939
TriNet Group, Inc. 3.5% 3/1/29 (d)		1,135	1,108
Uber Technologies, Inc. 6.25% 1/15/28 (d)		1,225	1,331
United Rentals North America, Inc. 3.875% 11/15/27		795	833
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		1,285	1,335
			31,599
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31		780	780
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		1,790	1,808
			2,588
Super Retail - 0.8%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		492	507
4.75% 3/1/30		489	511
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (d)		450	478
Carvana Co. 5.5% 4/15/27 (d)		1,530	1,548
EG Global Finance PLC 8.5% 10/30/25 (d)		2,295	2,436
L Brands, Inc.:
6.625% 10/1/30 (d)		760	876
6.75% 7/1/36		3,470	4,179
6.875% 11/1/35		970	1,176
7.5% 6/15/29		1,135	1,317
LBM Acquisition LLC 6.25% 1/15/29 (d)		590	605
Party City Holdings, Inc. 8.75% 2/15/26 (d)		740	758
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		495	537
			14,928
Technology - 2.7%
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		1,310	1,394
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		1,545	1,510
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		760	817
Camelot Finance SA 4.5% 11/1/26 (d)		1,515	1,568
CDK Global, Inc. 5.25% 5/15/29 (d)		870	933
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		2,070	2,158
Crowdstrike Holdings, Inc. 3% 2/15/29		1,130	1,120
Entegris, Inc. 4.625% 2/10/26 (d)		2,080	2,152
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		1,520	1,480
5.25% 12/1/27 (d)		1,495	1,564
Match Group Holdings II LLC:
5% 12/15/27 (d)		1,485	1,563
5.625% 2/15/29 (d)		1,565	1,690
NCR Corp.:
5% 10/1/28 (d)		750	773
5.125% 4/15/29 (d)		1,130	1,162
5.25% 10/1/30 (d)		750	776
8.125% 4/15/25 (d)		645	703
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		815	921
ON Semiconductor Corp. 3.875% 9/1/28 (d)		1,500	1,544
Open Text Corp. 3.875% 2/15/28 (d)		790	800
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		790	799
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		765	780
7.25% 3/15/29 (d)		765	784
PTC, Inc.:
3.625% 2/15/25 (d)		925	949
4% 2/15/28 (d)		915	939
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		830	847
Sensata Technologies BV 4% 4/15/29 (d)		1,530	1,539
Synaptics, Inc. 4% 6/15/29 (d)		900	900
TTM Technologies, Inc. 4% 3/1/29 (d)		1,135	1,136
Twilio, Inc.:
3.625% 3/15/29		1,280	1,304
3.875% 3/15/31		1,340	1,375
Uber Technologies, Inc.:
7.5% 9/15/27 (d)		4,885	5,387
8% 11/1/26 (d)		7,110	7,694
Unisys Corp. 6.875% 11/1/27 (d)		830	911
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		2,600	2,691
			52,663
Telecommunications - 5.3%
Altice Financing SA 5% 1/15/28 (d)		1,580	1,558
Altice France SA:
5.125% 7/15/29 (d)		5,000	5,007
5.5% 1/15/28 (d)		3,370	3,472
8.125% 2/1/27 (d)		3,925	4,298
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		7,020	7,459
7.5% 10/15/26 (d)		1,620	1,717
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		735	725
5.625% 9/15/28 (d)		580	595
Frontier Communications Corp.:
5% 5/1/28 (d)		2,530	2,584
5.875% 10/15/27 (d)		1,375	1,461
6.75% 5/1/29 (d)		1,620	1,707
GTT Communications, Inc. 7.875% 12/31/24 (d)		150	23
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)		7,385	4,519
8% 2/15/24 (d)		4,060	4,197
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		1,895	1,944
6.75% 10/15/27 (d)		1,615	1,736
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		3,140	3,042
3.75% 7/15/29 (d)		3,160	3,081
Millicom International Cellular SA 4.5% 4/27/31 (d)		235	250
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26		515	460
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)		565	565
Sable International Finance Ltd. 5.75% 9/7/27 (d)		4,030	4,221
SBA Communications Corp.:
3.125% 2/1/29 (d)		1,695	1,624
3.875% 2/15/27		2,375	2,429
Sprint Capital Corp.:
6.875% 11/15/28		7,335	9,242
8.75% 3/15/32		8,870	13,150
Sprint Corp. 7.625% 3/1/26		490	601
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		2,155	2,169
2.625% 2/15/29		2,155	2,099
2.875% 2/15/31		3,320	3,241
3.375% 4/15/29		1,530	1,555
3.5% 4/15/31		1,530	1,553
Telesat Canada/Telesat LLC 5.625% 12/6/26 (d)		2,335	2,347
Uniti Group, Inc. 7.875% 2/15/25 (d)		2,455	2,645
Windstream Escrow LLC 7.75% 8/15/28 (d)		4,280	4,462
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		2,375	2,358
			104,096
Textiles/Apparel - 0.1%
Crocs, Inc. 4.25% 3/15/29 (d)		1,110	1,128
Utilities - 2.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		1,705	1,681
4.75% 3/15/28 (d)		970	1,016
NextEra Energy Partners LP 4.25% 9/15/24 (d)		68	72
NRG Energy, Inc.:
3.375% 2/15/29 (d)		665	651
3.625% 2/15/31 (d)		1,320	1,293
5.25% 6/15/29 (d)		1,615	1,730
5.75% 1/15/28		2,590	2,752
Pacific Gas & Electric Co.:
3.45% 7/1/25		400	424
3.75% 7/1/28		400	422
3.75% 8/15/42		640	578
3.95% 12/1/47		3,240	2,974
4% 12/1/46		3,350	3,067
4.55% 7/1/30		6,685	7,186
4.95% 7/1/50		13,640	13,925
PG&E Corp.:
5% 7/1/28		3,040	3,184
5.25% 7/1/30		1,150	1,228
Pike Corp. 5.5% 9/1/28 (d)		1,180	1,215
TerraForm Global, Inc. 6.125% 3/1/26 (d)		3,110	3,188
Vistra Operations Co. LLC:
5% 7/31/27 (d)		3,565	3,693
5.5% 9/1/26 (d)		522	539
5.625% 2/15/27 (d)		4,435	4,612
			55,430

TOTAL NONCONVERTIBLE BONDS			1,163,505

TOTAL CORPORATE BONDS
(Cost $1,110,113)			1,167,263
		Shares	Value (000s)

Common Stocks - 18.9%
Air Transportation - 0.2%
Air Canada (i)		196,800	3,966
Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.		50,100	2,078
UC Holdings, Inc. (c)(i)		29,835	454

TOTAL AUTOMOTIVE & AUTO PARTS			2,532

Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (i)		1,504	52
Broadcasting - 0.3%
Nexstar Broadcasting Group, Inc. Class A		44,900	6,619
Building Materials - 0.3%
Carrier Global Corp.		129,200	5,631
Cable/Satellite TV - 0.3%
Altice U.S.A., Inc. Class A (i)		152,100	5,523
Capital Goods - 0.9%
Fortive Corp.		47,700	3,378
Thermo Fisher Scientific, Inc.		15,600	7,336
Zebra Technologies Corp. Class A (i)		14,300	6,975

TOTAL CAPITAL GOODS			17,689

Chemicals - 0.4%
CF Industries Holdings, Inc.		81,100	3,944
The Chemours Co. LLC		124,400	3,757

TOTAL CHEMICALS			7,701

Consumer Products - 0.5%
Tempur Sealy International, Inc.		234,856	8,957
Containers - 0.4%
Berry Global Group, Inc. (i)		45,000	2,863
WestRock Co.		89,000	4,962

TOTAL CONTAINERS			7,825

Diversified Financial Services - 0.5%
MasterCard, Inc. Class A		12,500	4,776
OneMain Holdings, Inc.		107,000	6,085

TOTAL DIVERSIFIED FINANCIAL SERVICES			10,861

Energy - 2.8%
California Resources Corp. (i)		649,931	15,403
California Resources Corp. warrants 10/27/24 (i)		8,300	33
Chesapeake Energy Corp. (i)		366,885	16,719
Chesapeake Energy Corp. (b)		3,530	145
Chesapeake Energy Corp.:
warrants 2/9/26 (i)		16,837	383
warrants 2/9/26 (i)		18,708	369
warrants 2/9/26 (i)		15,160	295
Denbury, Inc. (i)		120,713	6,568
Denbury, Inc. warrants 9/18/25 (i)		66,890	1,819
Diamond Offshore Drilling, Inc. (c)(i)		16,382	84
EP Energy Corp. (c)		147,125	7,749
Forbes Energy Services Ltd. (i)		65,062	6
Jonah Energy LLC (c)		73,213	1,098
Mesquite Energy, Inc. (c)		90,382	1,987
Oasis Petroleum, Inc.		9,475	735
Superior Energy Services, Inc. Class A (c)		17,671	452
Tidewater, Inc.:
warrants 11/14/42 (i)		36,326	490
warrants 11/14/42 (i)		12,651	171

TOTAL ENERGY			54,506

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		1,458,194	4,885
Environmental - 0.4%
Darling Ingredients, Inc. (i)		112,800	7,834
Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (b)(c)(i)		250,623	3,880
Tops Markets Corp. (c)(i)		4,395	1,545

TOTAL FOOD & DRUG RETAIL			5,425

Food/Beverage/Tobacco - 0.5%
JBS SA		1,641,800	9,104
Gaming - 1.9%
Boyd Gaming Corp. (i)		150,000	9,923
Caesars Entertainment, Inc. (i)		206,400	20,194
Penn National Gaming, Inc. (i)		85,200	7,593
Studio City International Holdings Ltd. ADR (i)		35,600	406

TOTAL GAMING			38,116

Healthcare - 1.4%
Bristol-Myers Squibb Co.		36,400	2,272
Charles River Laboratories International, Inc. (i)		15,000	4,987
HCA Holdings, Inc.		20,600	4,142
Humana, Inc.		9,100	4,052
IQVIA Holdings, Inc. (i)		19,400	4,553
Regeneron Pharmaceuticals, Inc. (i)		4,100	1,973
UnitedHealth Group, Inc.		12,100	4,825

TOTAL HEALTHCARE			26,804

Homebuilders/Real Estate - 0.3%
Arthur J. Gallagher & Co.		25,400	3,682
Lennar Corp. Class A		28,000	2,901

TOTAL HOMEBUILDERS/REAL ESTATE			6,583

Metals/Mining - 0.2%
First Quantum Minerals Ltd.		172,100	3,967
Warrior Metropolitan Coal, Inc.		692	11

TOTAL METALS/MINING			3,978

Services - 0.6%
ASGN, Inc. (i)		21,400	2,251
United Rentals, Inc. (i)		12,900	4,127
Visa, Inc. Class A		19,600	4,578

TOTAL SERVICES			10,956

Super Retail - 0.4%
Amazon.com, Inc. (i)		1,000	3,467
Arena Brands Holding Corp. Class B (b)(c)(i)		42,253	165
Lowe's Companies, Inc.		24,500	4,808

TOTAL SUPER RETAIL			8,440

Technology - 4.2%
Adobe, Inc. (i)		15,700	7,981
Alphabet, Inc. Class A (i)		4,900	11,532
CDW Corp.		18,200	3,246
EPAM Systems, Inc. (i)		9,700	4,440
Facebook, Inc. Class A (i)		26,894	8,743
Global Payments, Inc.		30,300	6,503
GoDaddy, Inc. (i)		32,900	2,856
Lam Research Corp.		15,700	9,741
Microchip Technology, Inc.		33,300	5,005
Micron Technology, Inc. (i)		32,000	2,754
Microsoft Corp.		37,500	9,457
ON Semiconductor Corp. (i)		96,100	3,748
PayPal Holdings, Inc. (i)		5,600	1,469
SS&C Technologies Holdings, Inc.		56,300	4,179
Vontier Corp. (i)		17,860	560

TOTAL TECHNOLOGY			82,214

Telecommunications - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (i)		15,000	3,464
Palo Alto Networks, Inc. (i)		14,000	4,947
T-Mobile U.S., Inc.		58,000	7,664
Tencent Holdings Ltd. sponsored ADR		40,100	3,194

TOTAL TELECOMMUNICATIONS			19,269

Transportation Ex Air/Rail - 0.2%
XPO Logistics, Inc. (i)		23,300	3,241
Utilities - 0.6%
NRG Energy, Inc.		116,000	4,155
PG&E Corp. (i)		419,779	4,752
Vistra Corp.		143,789	2,426

TOTAL UTILITIES			11,333

TOTAL COMMON STOCKS
(Cost $220,659)			370,044
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 3.6%
Air Transportation - 0.2%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (f)(g)(j)		199	193
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (f)(g)(j)		107	104
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(j)		465	488
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (f)(g)(j)		3,500	3,539

TOTAL AIR TRANSPORTATION			4,324

Automotive & Auto Parts - 0.1%
Hertz International Ltd. Tranche DD, term loan 3 month EURIBOR + 0.020% 1.95% 8/30/21 (c)(f)(g)(j)(k)	EUR	1,304	1,568
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(j)		110	111
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (f)(g)(j)		270	269

TOTAL AUTOMOTIVE & AUTO PARTS			1,948

Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6133% 2/27/28 (f)(g)(j)		1,240	1,228
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(g)(j)		639	652
Cable/Satellite TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(j)		5,506	5,492
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(g)(j)		2,793	2,752
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/9/28 (f)(g)(j)		735	731

TOTAL CONSUMER PRODUCTS			3,483

Containers - 0.0%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(g)(j)		286	283
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(g)(j)(k)		64	64
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (f)(g)(j)		190	189

TOTAL CONTAINERS			536

Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(j)		414	414
Diversified Media - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (f)(g)(j)		1,178	1,175
Energy - 0.2%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(j)		217	211
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(j)		3,681	3,679
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (f)(g)(j)		810	808
Forbes Energy Services LLC Tranche B, term loan 18% 12/31/49 (c)(f)(h)(j)		737	1
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(g)(j)		337	335
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(g)(h)(j)		1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(g)(h)(j)		721	0

TOTAL ENERGY			5,034

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (c)(f)(g)(j)		1,220	1,244
Healthcare - 0.8%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1133% 11/4/26 (f)(g)(j)		84	84
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(j)		2,323	2,323
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4/22/28 (g)(j)(l)		930	932
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4/8/28 (g)(j)(l)		2,315	2,308
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(g)(j)		9,653	9,433

TOTAL HEALTHCARE			15,080

Insurance - 0.2%
Alliant Holdings Intermediate LLC:
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3633% 5/9/25 (f)(g)(j)		1,656	1,633
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(g)(j)		1,810	1,808

TOTAL INSURANCE			3,441

Services - 0.2%
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(j)		2,615	2,516
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(g)(j)		773	762
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6133% 1/23/27 (f)(g)(j)		308	305
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(j)		1,111	1,111

TOTAL SERVICES			4,694

Technology - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(j)		210	210
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 2/11/26 (f)(g)(j)		280	281
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 10/31/26 (f)(g)(j)		163	161
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(g)(j)		215	214
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.42% 3/31/28 (f)(g)(j)(k)		45	45
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 3/2/28 (g)(j)(l)		1,161	1,159
3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (f)(g)(j)		659	659
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 2/18/28 (f)(g)(j)		775	771
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 1/31/27 (f)(g)(j)		529	524
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(g)(j)		1,512	1,513
Ultimate Software Group, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(g)(j)		320	329
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 2/28/27 (f)(g)(j)		322	319

TOTAL TECHNOLOGY			6,185

Telecommunications - 0.6%
Altice France SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8713% 1/31/26 (f)(g)(j)		4,675	4,633
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (f)(g)(j)		460	458
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/14/28 (g)(j)(l)		225	224
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (f)(g)(j)		238	242
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.95% 5/31/25 (f)(g)(j)		3,550	3,037
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(g)(j)		293	298
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(g)(j)		1,007	1,017
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(g)(j)		950	878
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1133% 3/9/27 (f)(g)(j)		1,082	1,071

TOTAL TELECOMMUNICATIONS			11,858

Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(j)		3,772	3,755
TOTAL BANK LOAN OBLIGATIONS
(Cost $72,593)			70,543

Preferred Securities - 6.7%
Banks & Thrifts - 6.2%
Bank of America Corp.:
5.125% (f)(m)		12,000	13,159
5.875% (f)(m)		14,280	16,211
6.1% (f)(m)		2,590	2,923
Citigroup, Inc.:
4.7% (f)(m)		2,135	2,199
5% (f)(m)		13,000	13,738
5.35% (f)(m)		12,655	13,377
6.3% (f)(m)		4,585	5,065
Goldman Sachs Group, Inc.:
4.4% (f)(m)		1,120	1,166
4.95% (f)(m)		1,880	2,042
5.3% (f)(m)		15,000	17,178
JPMorgan Chase & Co.:
4% (f)(m)		4,755	4,792
4.6% (f)(m)		3,265	3,404
5% (f)(m)		24,800	26,445

TOTAL BANKS & THRIFTS			121,699

Energy - 0.5%
Energy Transfer LP 7.125% (f)		10,000	10,527
TOTAL PREFERRED SECURITIES
(Cost $125,320)			132,226
		Shares	Value (000s)

Money Market Funds - 11.3%
Fidelity Cash Central Fund 0.04% (n)
(Cost $221,405)		221,361,214	221,405
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,750,090)			1,961,481
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(2,762)
NET ASSETS - 100%			$1,958,719

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,832,000 or 0.7% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $817,550,000 or 41.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Non-income producing - Security is in default.

 (i) Non-income producing

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $986,000 and $1,170,000, respectively.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Chesapeake Energy Corp.	2/10/21	$33
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$1,734
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$7,224
Southeastern Grocers, Inc.	6/1/18	$1,763

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$40
Fidelity Securities Lending Cash Central Fund	0
Total	$40

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $63,525. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $358,003 and $200,123, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$48,160	$43,275	$--	$4,885
Consumer Discretionary	62,332	61,713	--	619
Consumer Staples	22,363	16,938	--	5,425
Energy	54,506	42,330	806	11,370
Financials	9,819	9,819	--	--
Health Care	34,140	34,140	--	--
Industrials	24,672	24,672	--	--
Information Technology	83,215	83,215	--	--
Materials	19,504	19,504	--	--
Utilities	11,333	11,333	--	--
Corporate Bonds	1,167,263	--	1,162,526	4,737
Bank Loan Obligations	70,543	--	67,316	3,227
Preferred Securities	132,226	--	132,226	--
Money Market Funds	221,405	221,405	--	--
Total Investments in Securities:	$1,961,481	$568,344	$1,362,874	$30,263

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$24,420
Net Realized Gain (Loss) on Investment Securities	(243)
Net Unrealized Gain (Loss) on Investment Securities	8,658
Cost of Purchases	5,289
Proceeds of Sales	(7,460)
Amortization/Accretion	(741)
Transfers into Level 3	340
Transfers out of Level 3	--
Ending Balance	$30,263
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2021	$8,718

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
Canada	2.9%
Luxembourg	1.8%
Multi-National	1.5%
Netherlands	1.4%
Cayman Islands	1.2%
France	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,528,685)	$1,740,076
Fidelity Central Funds (cost $221,405)	221,405
Total Investment in Securities (cost $1,750,090)		$1,961,481
Cash		2,097
Foreign currency held at value (cost $473)		470
Receivable for investments sold
Regular delivery		636
Delayed delivery		146
Receivable for fund shares sold		3,572
Dividends receivable		399
Interest receivable		17,434
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		1
Other receivables		22
Total assets		1,986,267
Liabilities
Payable for investments purchased
Regular delivery	$16,934
Delayed delivery	6,405
Payable for fund shares redeemed	2,307
Distributions payable	481
Accrued management fee	872
Distribution and service plan fees payable	232
Other affiliated payables	254
Other payables and accrued expenses	63
Total liabilities		27,548
Net Assets		$1,958,719
Net Assets consist of:
Paid in capital		$1,727,256
Total accumulated earnings (loss)		231,463
Net Assets		$1,958,719
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($538,352 ÷ 42,850.5 shares)(a)		$12.56
Maximum offering price per share (100/96.00 of $12.56)		$13.08
Class M:
Net Asset Value and redemption price per share ($301,879 ÷ 23,892.3 shares)(a)		$12.63
Maximum offering price per share (100/96.00 of $12.63)		$13.16
Class C:
Net Asset Value and offering price per share ($70,283 ÷ 5,604.5 shares)(a)		$12.54
Class I:
Net Asset Value, offering price and redemption price per share ($758,679 ÷ 64,498.4 shares)		$11.76
Class Z:
Net Asset Value, offering price and redemption price per share ($289,526 ÷ 24,610.9 shares)		$11.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$4,842
Interest		29,868
Income from Fidelity Central Funds		40
Total income		34,750
Expenses
Management fee	$4,625
Transfer agent fees	1,133
Distribution and service plan fees	1,353
Accounting fees	282
Custodian fees and expenses	12
Independent trustees' fees and expenses	4
Registration fees	65
Audit	42
Legal	(5)
Miscellaneous	3
Total expenses before reductions	7,514
Expense reductions	(7)
Total expenses after reductions		7,507
Net investment income (loss)		27,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,636
Foreign currency transactions	(15)
Total net realized gain (loss)		19,621
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	201,180
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		201,182
Net gain (loss)		220,803
Net increase (decrease) in net assets resulting from operations		$248,046

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,243	$62,184
Net realized gain (loss)	19,621	2,147
Change in net unrealized appreciation (depreciation)	201,182	(42,450)
Net increase (decrease) in net assets resulting from operations	248,046	21,881
Distributions to shareholders	(29,642)	(62,878)
Share transactions - net increase (decrease)	276,251	(176,714)
Total increase (decrease) in net assets	494,655	(217,711)
Net Assets
Beginning of period	1,464,064	1,681,775
End of period	$1,958,719	$1,464,064

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.12	$10.93	$11.41	$10.57	$10.43
Income from Investment Operations
Net investment income (loss)A	.189	.422	.517	.606	.525	.501
Net realized and unrealized gain (loss)	1.628	(.169)	.260	(.543)	.796	.123
Total from investment operations	1.817	.253	.777	.063	1.321	.624
Distributions from net investment income	(.207)	(.417)	(.587)	(.543)	(.482)	(.485)
Distributions from net realized gain	–	(.006)	–	–	–	–
Total distributions	(.207)	(.423)	(.587)	(.543)	(.482)	(.485)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	.001
Net asset value, end of period	$12.56	$10.95	$11.12	$10.93	$11.41	$10.57
Total ReturnC,D,E	16.68%	2.41%	7.41%	.50%	12.75%	6.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.01%	.99%	1.02%	1.04%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.99%	1.01%	1.03%
Expenses net of all reductions	1.00%H	1.00%	1.00%	.99%	1.01%	1.03%
Net investment income (loss)	3.15%H	3.91%	4.70%	5.35%	4.75%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$538	$462	$515	$467	$507	$593
Portfolio turnover rateI	29%H	48%	53%	45%	49%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.18	$10.99	$11.47	$10.63	$10.49
Income from Investment Operations
Net investment income (loss)A	.191	.425	.521	.611	.529	.505
Net realized and unrealized gain (loss)	1.638	(.169)	.259	(.545)	.795	.123
Total from investment operations	1.829	.256	.780	.066	1.324	.628
Distributions from net investment income	(.209)	(.420)	(.590)	(.546)	(.485)	(.489)
Distributions from net realized gain	–	(.006)	–	–	–	–
Total distributions	(.209)	(.426)	(.590)	(.546)	(.485)	(.489)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	.001
Net asset value, end of period	$12.63	$11.01	$11.18	$10.99	$11.47	$10.63
Total ReturnC,D,E	16.70%	2.43%	7.39%	.53%	12.71%	6.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	.98%	1.01%	1.03%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.98%	1.01%	1.03%
Expenses net of all reductions	1.00%H	1.00%	1.00%	.98%	1.01%	1.03%
Net investment income (loss)	3.16%H	3.91%	4.71%	5.36%	4.76%	4.95%
Supplemental Data
Net assets, end of period (in millions)	$302	$266	$329	$337	$382	$409
Portfolio turnover rateI	29%H	48%	53%	45%	49%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.10	$10.91	$11.39	$10.55	$10.41
Income from Investment Operations
Net investment income (loss)A	.142	.339	.434	.520	.440	.424
Net realized and unrealized gain (loss)	1.628	(.169)	.258	(.543)	.796	.122
Total from investment operations	1.770	.170	.692	(.023)	1.236	.546
Distributions from net investment income	(.160)	(.334)	(.502)	(.457)	(.397)	(.407)
Distributions from net realized gain	–	(.006)	–	–	–	–
Total distributions	(.160)	(.340)	(.502)	(.457)	(.397)	(.407)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	.001
Net asset value, end of period	$12.54	$10.93	$11.10	$10.91	$11.39	$10.55
Total ReturnC,D,E	16.26%	1.63%	6.60%	(.26)%	11.92%	5.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.77%	1.77%	1.75%	1.78%	1.79%
Expenses net of fee waivers, if any	1.78%H	1.77%	1.77%	1.75%	1.77%	1.79%
Expenses net of all reductions	1.78%H	1.77%	1.76%	1.75%	1.77%	1.79%
Net investment income (loss)	2.37%H	3.14%	3.94%	4.59%	3.99%	4.18%
Supplemental Data
Net assets, end of period (in millions)	$70	$68	$89	$130	$156	$163
Portfolio turnover rateI	29%H	48%	53%	45%	49%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$10.42	$10.25	$10.70	$9.91	$9.78
Income from Investment Operations
Net investment income (loss)A	.191	.422	.512	.590	.517	.493
Net realized and unrealized gain (loss)	1.520	(.157)	.241	(.499)	.750	.113
Total from investment operations	1.711	.265	.753	.091	1.267	.606
Distributions from net investment income	(.211)	(.419)	(.583)	(.541)	(.478)	(.477)
Distributions from net realized gain	–	(.006)	–	–	–	–
Total distributions	(.211)	(.425)	(.583)	(.541)	(.478)	(.477)
Redemption fees added to paid in capitalA	–	–	–	–B	.001	.001
Net asset value, end of period	$11.76	$10.26	$10.42	$10.25	$10.70	$9.91
Total ReturnC,D	16.77%	2.69%	7.67%	.80%	13.06%	6.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.76%	.75%	.77%	.80%
Expenses net of fee waivers, if any	.74%G	.75%	.76%	.75%	.77%	.80%
Expenses net of all reductions	.74%G	.74%	.76%	.75%	.77%	.80%
Net investment income (loss)	3.41%G	4.17%	4.95%	5.57%	5.00%	5.17%
Supplemental Data
Net assets, end of period (in millions)	$759	$510	$612	$883	$811	$755
Portfolio turnover rateH	29%G	48%	53%	45%	49%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$10.42	$10.25	$10.69
Income from Investment Operations
Net investment income (loss)B	.196	.430	.516	.034
Net realized and unrealized gain (loss)	1.520	(.156)	.248	(.438)
Total from investment operations	1.716	.274	.764	(.404)
Distributions from net investment income	(.216)	(.428)	(.594)	(.036)
Distributions from net realized gain	–	(.006)	–	–
Total distributions	(.216)	(.434)	(.594)	(.036)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$11.76	$10.26	$10.42	$10.25
Total ReturnC,D	16.82%	2.79%	7.79%	(3.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%	.65%	.63%G
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.63%G
Expenses net of all reductions	.65%G	.65%	.65%	.63%G
Net investment income (loss)	3.50%G	4.26%	5.06%	5.46%G
Supplemental Data
Net assets, end of period (in millions)	$290	$159	$137	$18
Portfolio turnover rateH	29%G	48%	53%	45%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$22,299	Market comparable	Discount rate	15.0% - 50.0% / 48.4%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.5 – 9.1 / 3.7	Increase
		Market approach	Transaction Price	$15.00 - $351.56 / $211.73	Increase
			Premium rate	20.0%	Increase
			Party price	$5.11 - $25.60 / $22.40	Increase
		Book value	Book value multiple	1.0	Increase
		Discounted cash flow	Discount rate	8.4%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	1.5%	Increase
Corporate Bonds	$4,737	Market comparable	Discount rate	50.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.5	Increase
		Recovery Value	Recovery value	0.0%	Increase
		Book value	Book value multiple	1.0	Increase
		Indicative market bid	Evaluated bid	$4.00 - $97.00 / $86.83	Increase
Bank Loan Obligations	$3,227	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market approach	Transaction price	$100.00	Increase
		Indicative market bid	Evaluated bid	$102.00	Increase
		Transaction price	Transaction price	$120.23	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor High Income Advantage Fund	$19

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards, defaulted bonds, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$256,975
Gross unrealized depreciation	(42,383)
Net unrealized appreciation (depreciation)	$214,592
Tax cost	$1,746,889

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,460)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor High Income Advantage Fund	343,920	227,583

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$637	$20
Class M	-%	.25%	364	11
Class C	.75%	.25%	352	40
			$1,353	$71

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	3
Class C(a)	8
$37

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$378.15
Class M	209.14
Class C	60.17
Class I	435.14
Class Z	51.05
	$1,133

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor High Income Advantage Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor High Income Advantage Fund	–	21,942

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor High Income Advantage Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor High Income Advantage Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $5 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022.

Expense Limitations
Class A	1.00%
Class M	1.00%
Class C	1.75%
Class I	.75%
Class Z	.66%

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Distributions to shareholders
Class A	$8,722	$18,733
Class M	4,988	11,508
Class C	944	2,533
Class I	11,216	23,181
Class Z	3,772	6,923
Total	$29,642	$62,878

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor High Income Advantage Fund
Class A
Shares sold	4,107	6,963	$50,233	$75,355
Reinvestment of distributions	653	1,583	7,898	17,062
Shares redeemed	(4,092)	(12,629)	(49,540)	(134,266)
Net increase (decrease)	668	(4,083)	$8,591	$(41,849)
Class M
Shares sold	1,425	2,770	$17,499	$30,096
Reinvestment of distributions	380	989	4,621	10,715
Shares redeemed	(2,032)	(9,100)	(24,715)	(96,741)
Net increase (decrease)	(227)	(5,341)	$(2,595)	$(55,930)
Class C
Shares sold	757	1,437	$9,222	$15,498
Reinvestment of distributions	75	221	904	2,374
Shares redeemed	(1,410)	(3,471)	(17,077)	(36,164)
Net increase (decrease)	(578)	(1,813)	$(6,951)	$(18,292)
Class I
Shares sold	22,791	25,304	$262,000	$249,366
Reinvestment of distributions	879	2,052	9,984	20,719
Shares redeemed	(8,919)	(36,339)	(101,023)	(360,770)
Net increase (decrease)	14,751	(8,983)	$170,961	$(90,685)
Class Z
Shares sold	11,049	13,308	$127,838	$138,534
Reinvestment of distributions	257	506	2,919	5,088
Shares redeemed	(2,167)	(11,513)	(24,512)	(113,580)
Net increase (decrease)	9,139	2,301	$106,245	$30,042

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor High Income Advantage Fund
Class A	1.00%
Actual		$1,000.00	$1,166.80	$5.37
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$1,167.00	$5.37
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.78%
Actual		$1,000.00	$1,162.60	$9.54
Hypothetical-C		$1,000.00	$1,015.97	$8.90
Class I	.74%
Actual		$1,000.00	$1,167.70	$3.98
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class Z	.65%
Actual		$1,000.00	$1,168.20	$3.49
Hypothetical-C		$1,000.00	$1,021.57	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor High Income Advantage Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HY-SANN-0621
1.703458.123

Fidelity Advisor® Value Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Caesars Entertainment, Inc.	1.2
The AES Corp.	1.2
Nielsen Holdings PLC	1.0
Edison International	1.0
Signature Bank	1.0
Laboratory Corp. of America Holdings	1.0
PG&E Corp.	0.9
Kirby Corp.	0.9
CenterPoint Energy, Inc.	0.9
Cigna Corp.	0.9
10.0

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	20.9
Financials	17.2
Consumer Discretionary	11.8
Materials	9.9
Utilities	7.6

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments – 16.1%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.4%
Liberty Global PLC Class C (a)	27,499	$744,123
Media - 2.3%
DISH Network Corp. Class A (a)	12,395	555,172
Interpublic Group of Companies, Inc.	51,912	1,648,206
News Corp. Class A	17,399	455,767
Nexstar Broadcasting Group, Inc. Class A	7,410	1,092,308
Publicis Groupe SA	9,212	596,506
		4,347,959

TOTAL COMMUNICATION SERVICES		5,092,082

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.7%
Adient PLC (a)	27,513	1,274,952
Distributors - 0.7%
LKQ Corp. (a)	29,677	1,386,213
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	61,573	846,629
Hotels, Restaurants & Leisure - 2.4%
Bally's Corp. (a)	8,534	494,631
Caesars Entertainment, Inc. (a)	23,789	2,327,510
Elior SA (b)	51,410	425,855
Expedia, Inc. (a)	7,325	1,290,885
		4,538,881
Household Durables - 2.4%
Mohawk Industries, Inc. (a)	7,406	1,521,933
Taylor Morrison Home Corp. (a)	29,822	930,745
Tempur Sealy International, Inc.	23,266	887,365
Tupperware Brands Corp. (a)	10,230	249,305
Whirlpool Corp.	4,119	973,938
		4,563,286
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	21,349	1,191,061
Leisure Products - 0.6%
Mattel, Inc. (a)	55,043	1,181,223
Multiline Retail - 0.1%
Nordstrom, Inc. (a)	6,970	255,660
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	18,390	566,596
American Eagle Outfitters, Inc.	23,077	797,772
Gap, Inc.	23,201	767,953
L Brands, Inc. (a)	20,320	1,339,088
Lithia Motors, Inc. Class A (sub. vtg.)	1,849	710,719
Sally Beauty Holdings, Inc. (a)	29,300	588,051
		4,770,179
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	12,843	707,392
Gildan Activewear, Inc.	12,964	449,940
Tapestry, Inc.	27,728	1,326,785
		2,484,117

TOTAL CONSUMER DISCRETIONARY		22,492,201

CONSUMER STAPLES - 4.1%
Beverages - 0.4%
Primo Water Corp.	50,880	851,731
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	23,526	1,050,906
Food Products - 1.3%
Bunge Ltd.	9,710	819,718
Darling Ingredients, Inc. (a)	13,158	913,823
Nomad Foods Ltd. (a)	25,202	734,890
		2,468,431
Household Products - 1.2%
Energizer Holdings, Inc.	18,479	911,015
Reynolds Consumer Products, Inc.	20,430	599,008
Spectrum Brands Holdings, Inc.	9,436	831,689
		2,341,712
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	3,410	156,076
Tobacco - 0.5%
Altria Group, Inc.	19,000	907,250

TOTAL CONSUMER STAPLES		7,776,106

ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Liberty Oilfield Services, Inc. Class A (a)	5,100	59,670
Technip Energies NV (a)	7,208	102,647
Technip Energies NV ADR (a)	11,600	164,836
TechnipFMC PLC	76,475	565,915
		893,068
Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	5,100	102,000
Cabot Oil & Gas Corp.	5,033	83,900
Canadian Natural Resources Ltd.	29,538	896,606
Cenovus Energy, Inc. (Canada)	192,703	1,500,360
Cheniere Energy, Inc. (a)	20,369	1,579,005
Denbury, Inc. (a)	4,650	253,007
Devon Energy Corp.	4,510	105,444
Energy Transfer LP	69,112	595,054
Enviva Partners LP	2,800	137,900
Green Plains, Inc. (a)	4,030	120,094
Hess Corp.	21,160	1,576,632
Marathon Petroleum Corp.	3,375	187,819
Pioneer Natural Resources Co.	1,372	211,055
Range Resources Corp. (a)	10,470	102,815
Targa Resources Corp.	17,830	618,523
The Williams Companies, Inc.	7,942	193,467
Valero Energy Corp.	391	28,918
		8,292,599

TOTAL ENERGY		9,185,667

FINANCIALS - 17.2%
Banks - 3.7%
Bank of Kyoto Ltd.	7,272	389,916
East West Bancorp, Inc.	7,196	547,975
First Citizens Bancshares, Inc.	1,233	1,069,578
First Citizens Bancshares, Inc. Class B	210	158,340
PacWest Bancorp	25,989	1,128,182
Signature Bank	7,439	1,870,983
Sterling Bancorp	44,996	1,130,749
Wells Fargo & Co.	15,802	711,880
		7,007,603
Capital Markets - 3.1%
Ameriprise Financial, Inc.	5,449	1,408,022
Apollo Global Management LLC Class A	22,597	1,251,196
Bank of New York Mellon Corp.	4,300	214,484
Lazard Ltd. Class A	22,902	1,030,361
LPL Financial	8,441	1,322,705
Northern Trust Corp.	5,968	679,158
		5,905,926
Consumer Finance - 4.2%
Ally Financial, Inc.	22,769	1,171,465
Capital One Financial Corp.	9,662	1,440,411
Navient Corp.	43,071	724,885
OneMain Holdings, Inc.	26,730	1,520,135
SLM Corp.	78,229	1,537,982
Synchrony Financial	36,093	1,578,708
		7,973,586
Diversified Financial Services - 1.3%
ECN Capital Corp.	88,617	594,072
Equitable Holdings, Inc.	25,159	861,193
Voya Financial, Inc.	15,609	1,058,602
		2,513,867
Insurance - 4.5%
AMBAC Financial Group, Inc. (a)	19,801	339,587
American Financial Group, Inc.	10,200	1,253,172
American International Group, Inc.	15,158	734,405
Arch Capital Group Ltd. (a)	31,305	1,243,122
Assurant, Inc.	10,218	1,589,921
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,007	916,968
Reinsurance Group of America, Inc.	7,852	1,024,922
The Travelers Companies, Inc.	9,471	1,464,785
		8,566,882
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	13,050	686,169

TOTAL FINANCIALS		32,654,033

HEALTH CARE - 5.8%
Biotechnology - 0.1%
Ascendis Pharma A/S sponsored ADR (a)	517	74,949
TG Therapeutics, Inc. (a)	370	16,543
United Therapeutics Corp. (a)	136	27,412
		118,904
Health Care Equipment & Supplies - 0.6%
Haemonetics Corp. (a)	117	7,869
Hologic, Inc. (a)	12,145	796,105
Teleflex, Inc.	249	105,198
The Cooper Companies, Inc.	168	69,030
Zimmer Biomet Holdings, Inc.	590	104,524
		1,082,726
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	362	43,730
Cardinal Health, Inc.	10,282	620,416
Centene Corp. (a)	19,335	1,193,743
Cigna Corp.	6,744	1,679,323
DaVita HealthCare Partners, Inc. (a)	347	40,436
Henry Schein, Inc. (a)	424	30,740
Laboratory Corp. of America Holdings (a)	6,703	1,782,127
Molina Healthcare, Inc. (a)	100	25,510
Oak Street Health, Inc. (a)	413	25,453
		5,441,478
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,608	214,893
Avantor, Inc. (a)	876	28,067
Bio-Rad Laboratories, Inc. Class A (a)	238	149,971
IQVIA Holdings, Inc. (a)	750	176,018
PerkinElmer, Inc.	395	51,204
QIAGEN NV (a)	600	28,878
Sotera Health Co.	1,101	28,362
Syneos Health, Inc. (a)	9,761	828,221
		1,505,614
Pharmaceuticals - 1.5%
Bayer AG	8,883	574,775
Bristol-Myers Squibb Co.	10,021	625,511
Catalent, Inc. (a)	689	77,492
Horizon Therapeutics PLC (a)	188	17,789
Jazz Pharmaceuticals PLC (a)	7,045	1,158,198
Royalty Pharma PLC	652	28,688
Viatris, Inc. (a)	36,576	486,461
		2,968,914

TOTAL HEALTH CARE		11,117,636

INDUSTRIALS - 20.9%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	13,035	1,667,177
Howmet Aerospace, Inc. (a)	1,849	59,094
Huntington Ingalls Industries, Inc.	4,243	900,874
Northrop Grumman Corp.	600	212,664
		2,839,809
Air Freight & Logistics - 1.2%
FedEx Corp.	3,073	892,123
XPO Logistics, Inc. (a)	9,521	1,324,562
		2,216,685
Airlines - 0.2%
JetBlue Airways Corp. (a)	10,566	215,124
Spirit Airlines, Inc. (a)	5,300	189,846
		404,970
Building Products - 1.5%
Builders FirstSource, Inc. (a)	30,640	1,491,249
Jeld-Wen Holding, Inc. (a)	45,520	1,327,818
		2,819,067
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	16,357	840,913
CoreCivic, Inc.	22,532	175,074
The Brink's Co.	13,074	1,044,874
		2,060,861
Construction & Engineering - 3.8%
AECOM (a)	22,180	1,473,417
API Group Corp. (a)(b)	26,230	557,650
Arcadis NV	2,766	116,390
EMCOR Group, Inc.	4,099	491,060
Fluor Corp.	63,365	1,456,128
Granite Construction, Inc.	30,714	1,170,203
Quanta Services, Inc.	100	9,664
Valmont Industries, Inc.	3,087	762,026
Willscot Mobile Mini Holdings (a)	39,025	1,142,262
		7,178,800
Electrical Equipment - 1.0%
Regal Beloit Corp.	6,135	886,078
Sensata Technologies, Inc. PLC (a)	7,661	442,346
Vertiv Holdings Co.	23,293	528,751
		1,857,175
Industrial Conglomerates - 0.0%
General Electric Co.	5,020	65,862
Machinery - 1.6%
Allison Transmission Holdings, Inc.	30,240	1,254,053
Crane Co.	6,254	588,251
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	56	7,687
Stanley Black & Decker, Inc.	5,954	1,231,109
		3,081,100
Marine - 1.1%
Genco Shipping & Trading Ltd.	5,938	91,089
Golden Ocean Group Ltd. (a)	7,263	63,188
Kirby Corp. (a)	27,286	1,738,118
Safe Bulkers, Inc. (a)	14,800	53,132
Star Bulk Carriers Corp. (a)	6,897	128,491
		2,074,018
Professional Services - 3.1%
ASGN, Inc. (a)	7,564	795,582
Intertrust NV (b)	18,950	350,853
KBR, Inc.	19,080	754,805
Manpower, Inc.	9,622	1,163,204
Nielsen Holdings PLC	76,611	1,965,072
Science Applications International Corp.	9,868	882,397
		5,911,913
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	4,297	202,475
Ryder System, Inc.	7,155	571,255
TFI International, Inc. (Canada)	9,251	810,587
		1,584,317
Trading Companies & Distributors - 4.0%
AerCap Holdings NV (a)	19,318	1,125,274
Beacon Roofing Supply, Inc. (a)	24,834	1,398,899
Fortress Transportation & Infrastructure Investors LLC	28,517	805,320
GMS, Inc. (a)	23,195	1,013,853
MRC Global, Inc. (a)	36,988	348,427
NOW, Inc. (a)	18,389	180,580
United Rentals, Inc. (a)	4,003	1,280,760
Univar, Inc. (a)	63,889	1,491,808
		7,644,921

TOTAL INDUSTRIALS		39,739,498

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (a)	6,669	567,198
ViaSat, Inc. (a)(c)	6,744	349,272
		916,470
Electronic Equipment & Components - 1.0%
Flex Ltd. (a)	47,400	824,760
Insight Enterprises, Inc. (a)	10,822	1,086,204
		1,910,964
IT Services - 2.3%
Concentrix Corp. (a)	4,064	631,464
DXC Technology Co.	24,006	790,037
Econocom Group SA	69,804	279,460
Rackspace Technology, Inc. (a)(c)	35,425	881,020
Unisys Corp. (a)	57,192	1,372,608
Verra Mobility Corp. (a)	28,630	384,787
		4,339,376
Software - 1.3%
Micro Focus International PLC	66,020	470,910
NortonLifeLock, Inc.	37,180	803,460
SS&C Technologies Holdings, Inc.	15,873	1,178,094
		2,452,464
Technology Hardware, Storage & Peripherals - 1.0%
NCR Corp. (a)	21,474	982,436
Seagate Technology LLC	6,747	626,391
Xerox Holdings Corp.	12,115	292,456
		1,901,283

TOTAL INFORMATION TECHNOLOGY		11,520,557

MATERIALS - 9.9%
Chemicals - 3.7%
Axalta Coating Systems Ltd. (a)	41,986	1,338,934
Celanese Corp. Class A	1,556	243,747
Corteva, Inc.	4,400	214,544
Eastman Chemical Co.	8,555	987,161
FMC Corp.	793	93,764
Huntsman Corp.	18,673	535,355
Nutrien Ltd.	5,739	316,797
Olin Corp.	29,376	1,264,049
The Chemours Co. LLC	31,566	953,293
Tronox Holdings PLC	52,705	1,117,346
		7,064,990
Construction Materials - 0.9%
Eagle Materials, Inc.	6,544	903,988
Grupo Cementos de Chihuahua S.A.B. de CV	61,900	439,842
Martin Marietta Materials, Inc.	793	280,024
Summit Materials, Inc. (a)	5,340	153,739
		1,777,593
Containers & Packaging - 3.4%
Avery Dennison Corp.	834	178,618
Berry Global Group, Inc. (a)	17,446	1,109,915
Crown Holdings, Inc.	11,481	1,260,614
O-I Glass, Inc. (a)	71,648	1,181,476
Sealed Air Corp.	22,333	1,103,250
WestRock Co.	29,090	1,621,768
		6,455,641
Metals & Mining - 1.9%
Allegheny Technologies, Inc. (a)	13,900	323,314
ArcelorMittal SA Class A unit (a)	32,886	963,231
Constellium NV (a)	69,806	1,082,691
First Quantum Minerals Ltd.	9,684	223,201
Freeport-McMoRan, Inc.	19,269	726,634
Steel Dynamics, Inc.	3,387	183,643
		3,502,714

TOTAL MATERIALS		18,800,938

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Alexandria Real Estate Equities, Inc.	5,236	948,240
American Tower Corp.	4,226	1,076,658
Americold Realty Trust	31,371	1,267,075
CubeSmart	37,914	1,605,279
Douglas Emmett, Inc.	31,147	1,044,670
Equinix, Inc.	1,420	1,023,479
Equity Lifestyle Properties, Inc.	15,781	1,095,201
Lamar Advertising Co. Class A	11,505	1,139,455
Mid-America Apartment Communities, Inc.	6,277	987,560
VICI Properties, Inc.	35,568	1,127,506
		11,315,123
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	68,450	1,163,650

TOTAL REAL ESTATE		12,478,773

UTILITIES - 7.6%
Electric Utilities - 4.0%
Edison International	32,608	1,938,546
Entergy Corp.	9,794	1,070,386
Exelon Corp.	17,564	789,326
FirstEnergy Corp.	35,873	1,360,304
NRG Energy, Inc.	19,709	705,976
PG&E Corp. (a)	153,584	1,738,571
		7,603,109
Gas Utilities - 0.1%
Spire, Inc.	2,962	223,157
Independent Power and Renewable Electricity Producers - 2.0%
The AES Corp.	81,154	2,257,704
Vistra Corp.	87,642	1,478,521
		3,736,225
Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	69,761	1,708,447
MDU Resources Group, Inc.	36,859	1,233,302
		2,941,749

TOTAL UTILITIES		14,504,240

TOTAL COMMON STOCKS
(Cost $145,369,072)		185,361,731
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 5/27/21 to 7/1/21 (d)
(Cost $489,989)	490,000	489,991
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.04% (e)	3,853,910	$3,854,681
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	941,877	941,971
TOTAL MONEY MARKET FUNDS
(Cost $4,796,615)		4,796,652
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $150,655,676)		190,648,374
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(530,721)
NET ASSETS - 100%		$190,117,653

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	June 2021	$3,264,360	$(4,138)	$(4,138)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,334,358 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,997.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,415
Fidelity Securities Lending Cash Central Fund	349
Total	$1,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,092,082	$5,092,082	$--	$--
Consumer Discretionary	22,492,201	22,492,201	--	--
Consumer Staples	7,776,106	7,776,106	--	--
Energy	9,185,667	9,185,667	--	--
Financials	32,654,033	32,654,033	--	--
Health Care	11,117,636	11,117,636	--	--
Industrials	39,739,498	39,739,498	--	--
Information Technology	11,520,557	11,049,647	470,910	--
Materials	18,800,938	18,800,938	--	--
Real Estate	12,478,773	12,478,773	--	--
Utilities	14,504,240	14,504,240	--	--
U.S. Government and Government Agency Obligations	489,991	--	489,991	--
Money Market Funds	4,796,652	4,796,652	--	--
Total Investments in Securities:	$190,648,374	$189,687,473	$960,901	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,138)	$(4,138)	$--	$--
Total Liabilities	$(4,138)	$(4,138)	$--	$--
Total Derivative Instruments:	$(4,138)	$(4,138)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,138)
Total Equity Risk	0	(4,138)
Total Value of Derivatives	$0	$(4,138)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.9%
Canada	3.4%
United Kingdom	3.4%
Bermuda	2.6%
Ireland	1.6%
France	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $918,005) — See accompanying schedule: Unaffiliated issuers (cost $145,859,061)	$185,851,722
Fidelity Central Funds (cost $4,796,615)	4,796,652
Total Investment in Securities (cost $150,655,676)		$190,648,374
Cash		36,152
Foreign currency held at value (cost $15,727)		15,727
Receivable for investments sold		515,875
Receivable for fund shares sold		1,112,312
Dividends receivable		63,296
Distributions receivable from Fidelity Central Funds		437
Prepaid expenses		29
Other receivables		3,056
Total assets		192,395,258
Liabilities
Payable for investments purchased	$957,324
Payable for fund shares redeemed	132,159
Accrued management fee	96,337
Distribution and service plan fees payable	34,880
Payable for daily variation margin on futures contracts	46,142
Other affiliated payables	26,682
Other payables and accrued expenses	42,456
Collateral on securities loaned	941,625
Total liabilities		2,277,605
Net Assets		$190,117,653
Net Assets consist of:
Paid in capital		$147,824,492
Total accumulated earnings (loss)		42,293,161
Net Assets		$190,117,653
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($79,068,050 ÷ 2,475,905 shares)(a)		$31.94
Maximum offering price per share (100/94.25 of $31.94)		$33.89
Class M:
Net Asset Value and redemption price per share ($22,805,690 ÷ 722,089 shares)(a)		$31.58
Maximum offering price per share (100/96.50 of $31.58)		$32.73
Class C:
Net Asset Value and offering price per share ($12,500,010 ÷ 415,869 shares)(a)		$30.06
Class I:
Net Asset Value, offering price and redemption price per share ($56,180,821 ÷ 1,740,114 shares)		$32.29
Class Z:
Net Asset Value, offering price and redemption price per share ($19,563,082 ÷ 606,327 shares)		$32.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$796,741
Non-Cash dividends		104,764
Interest		61
Income from Fidelity Central Funds (including $349 from security lending)		1,764
Total income		903,330
Expenses
Management fee
Basic fee	$294,221
Performance adjustment	46,747
Transfer agent fees	101,406
Distribution and service plan fees	161,907
Accounting fees	21,720
Custodian fees and expenses	19,931
Independent trustees' fees and expenses	194
Registration fees	55,745
Audit	30,422
Legal	4,508
Miscellaneous	264
Total expenses before reductions	737,065
Expense reductions	(25,258)
Total expenses after reductions		711,807
Net investment income (loss)		191,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,401,459
Fidelity Central Funds	(9)
Foreign currency transactions	(87)
Futures contracts	711,602
Total net realized gain (loss)		10,112,965
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	34,204,883
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	181
Futures contracts	(4,138)
Total change in net unrealized appreciation (depreciation)		34,200,927
Net gain (loss)		44,313,892
Net increase (decrease) in net assets resulting from operations		$44,505,415

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$191,523	$438,546
Net realized gain (loss)	10,112,965	(6,829,984)
Change in net unrealized appreciation (depreciation)	34,200,927	942,183
Net increase (decrease) in net assets resulting from operations	44,505,415	(5,449,255)
Distributions to shareholders	(341,676)	(2,554,398)
Share transactions - net increase (decrease)	80,044,834	(11,203,857)
Total increase (decrease) in net assets	124,208,573	(19,207,510)
Net Assets
Beginning of period	65,909,080	85,116,590
End of period	$190,117,653	$65,909,080

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.40	$22.44	$23.40	$25.37	$21.43	$21.39
Income from Investment Operations
Net investment income (loss)A	.05	.14	.19	.17	.23B	.22
Net realized and unrealized gain (loss)	11.60	(1.46)	1.57	(1.31)	3.86	.30
Total from investment operations	11.65	(1.32)	1.76	(1.14)	4.09	.52
Distributions from net investment income	(.11)	(.17)C	(.10)C	(.22)	(.14)	(.11)
Distributions from net realized gain	–	(.55)C	(2.62)C	(.61)	(.01)	(.37)
Total distributions	(.11)	(.72)	(2.72)	(.83)	(.15)	(.48)
Net asset value, end of period	$31.94	$20.40	$22.44	$23.40	$25.37	$21.43
Total ReturnD,E,F	57.28%	(6.24)%	9.00%	(4.73)%	19.12%	2.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.17%	1.10%	1.12%	1.14%	1.19%
Expenses net of fee waivers, if any	1.25%I	1.16%	1.10%	1.12%	1.12%	1.19%
Expenses net of all reductions	1.24%I	1.14%	1.10%	1.11%	1.12%	1.18%
Net investment income (loss)	.36%I	.71%	.87%	.66%	.95%B	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$79,068	$36,269	$47,465	$45,006	$59,658	$54,196
Portfolio turnover rateJ	75%I	91%	77%	98%	81%	77%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .68%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.15	$22.19	$23.15	$25.10	$21.22	$21.17
Income from Investment Operations
Net investment income (loss)A	.02	.09	.12	.10	.16B	.16
Net realized and unrealized gain (loss)	11.47	(1.47)	1.57	(1.30)	3.82	.31
Total from investment operations	11.49	(1.38)	1.69	(1.20)	3.98	.47
Distributions from net investment income	(.06)	(.11)C	(.03)C	(.14)	(.09)	(.05)
Distributions from net realized gain	–	(.55)C	(2.62)C	(.61)	(.01)	(.37)
Total distributions	(.06)	(.66)	(2.65)	(.75)	(.10)	(.42)
Net asset value, end of period	$31.58	$20.15	$22.19	$23.15	$25.10	$21.22
Total ReturnD,E,F	57.10%	(6.55)%	8.74%	(5.01)%	18.78%	2.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.56%I	1.45%	1.39%	1.39%	1.40%	1.47%
Expenses net of fee waivers, if any	1.50%I	1.43%	1.38%	1.39%	1.39%	1.46%
Expenses net of all reductions	1.49%I	1.42%	1.38%	1.37%	1.38%	1.46%
Net investment income (loss)	.11%I	.43%	.58%	.40%	.68%B	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$22,806	$12,736	$15,006	$14,961	$18,962	$18,098
Portfolio turnover rateJ	75%I	91%	77%	98%	81%	77%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.18	$21.15	$22.16	$24.02	$20.32	$20.35
Income from Investment Operations
Net investment income (loss)A	(.05)	(.02)	.01	(.04)	.03B	.05
Net realized and unrealized gain (loss)	10.93	(1.40)	1.49	(1.25)	3.67	.29
Total from investment operations	10.88	(1.42)	1.50	(1.29)	3.70	.34
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	(.55)	(2.51)	(.57)	–	(.37)
Total distributions	–	(.55)	(2.51)	(.57)	–	(.37)
Net asset value, end of period	$30.06	$19.18	$21.15	$22.16	$24.02	$20.32
Total ReturnC,D,E	56.73%	(7.02)%	8.13%	(5.55)%	18.21%	1.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.11%H	1.98%	1.92%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	2.00%H	1.97%	1.92%	1.93%	1.92%	1.97%
Expenses net of all reductions	1.99%H	1.95%	1.91%	1.92%	1.92%	1.97%
Net investment income (loss)	(.38)%H	(.11)%	.05%	(.15)%	.15%B	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$12,500	$6,331	$8,777	$14,405	$20,555	$15,589
Portfolio turnover rateI	75%H	91%	77%	98%	81%	77%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.64	$22.70	$23.66	$25.65	$21.65	$21.60
Income from Investment Operations
Net investment income (loss)A	.09	.21	.26	.25	.30B	.28
Net realized and unrealized gain (loss)	11.74	(1.48)	1.59	(1.34)	3.91	.31
Total from investment operations	11.83	(1.27)	1.85	(1.09)	4.21	.59
Distributions from net investment income	(.18)	(.25)C	(.19)C	(.29)	(.20)	(.17)
Distributions from net realized gain	–	(.55)C	(2.62)C	(.61)	(.01)	(.37)
Total distributions	(.18)	(.79)D	(2.81)	(.90)	(.21)	(.54)
Net asset value, end of period	$32.29	$20.64	$22.70	$23.66	$25.65	$21.65
Total ReturnE,F	57.53%	(5.95)%	9.34%	(4.48)%	19.54%	2.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I	.87%	.79%	.82%	.84%	.89%
Expenses net of fee waivers, if any	.96%I	.85%	.79%	.81%	.82%	.89%
Expenses net of all reductions	.95%I	.84%	.79%	.80%	.82%	.89%
Net investment income (loss)	.66%I	1.01%	1.18%	.97%	1.25%B	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$56,181	$8,861	$11,097	$12,342	$14,565	$16,218
Portfolio turnover rateJ	75%I	91%	77%	98%	81%	77%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$20.63	$22.69	$23.67	$25.67	$23.57
Income from Investment Operations
Net investment income (loss)B	.11	.23	.28	.28	.23C
Net realized and unrealized gain (loss)	11.72	(1.47)	1.58	(1.34)	1.87
Total from investment operations	11.83	(1.24)	1.86	(1.06)	2.10
Distributions from net investment income	(.20)	(.27)D	(.22)D	(.33)	–
Distributions from net realized gain	–	(.55)D	(2.62)D	(.61)	–
Total distributions	(.20)	(.82)	(2.84)	(.94)	–
Net asset value, end of period	$32.26	$20.63	$22.69	$23.67	$25.67
Total ReturnE,F	57.58%	(5.84)%	9.45%	(4.36)%	8.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%I	.75%	.69%	.70%	.72%I
Expenses net of fee waivers, if any	.85%I	.74%	.68%	.70%	.72%I
Expenses net of all reductions	.84%I	.72%	.68%	.68%	.71%I
Net investment income (loss)	.77%I	1.13%	1.28%	1.09%	1.24%C,I
Supplemental Data
Net assets, end of period (000 omitted)	$19,563	$1,712	$2,772	$834	$524
Portfolio turnover rateJ	75%I	91%	77%	98%	81%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended April 30, 2020.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,403,981
Gross unrealized depreciation	(1,980,815)
Net unrealized appreciation (depreciation)	$39,423,166
Tax cost	$151,221,070

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,577,129)
Long-term	(3,363,667)
Total capital loss carryforward	$(6,940,796)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	116,461,870	40,012,228

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$72,810	$1,555
Class M	.25%	.25%	43,932	797
Class C	.75%	.25%	45,165	5,406
			$161,907	$7,758

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,297
Class M	967
Class C(a)	1,215
$14,479

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$55,125.19
Class M	17,688.20
Class C	11,695.26
Class I	15,819.14
Class Z	1,079.04
	$101,406

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Fund	$1,831

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	5,506,754	2,774,436

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,807.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Value Fund	$91

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Value Fund	$34	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$11,336
Class M	1.50%	5,398
Class C	2.00%	5,153
Class I	1.00%	–
Class Z	.85%	331
		$22,218

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $2,903 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $127.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022.

Expense Limitations
Class A	1.15%
Class M	1.40%
Class C	1.90%
Class I	.90%
Class Z	.75%

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Distributions to shareholders
Class A	$205,317	$1,407,110
Class M	37,814	441,360
Class C	–	225,413
Class I	82,464	382,996
Class Z	16,081	97,519
Total	$341,676	$2,554,398

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Value Fund
Class A
Shares sold	1,039,532	347,029	$29,202,820	$6,566,986
Reinvestment of distributions	7,842	60,940	197,382	1,391,873
Shares redeemed	(349,631)	(744,981)	(10,017,447)	(15,016,862)
Net increase (decrease)	697,743	(337,012)	$19,382,755	$(7,058,003)
Class M
Shares sold	133,773	46,196	$3,911,459	$920,687
Reinvestment of distributions	1,499	19,233	37,347	435,041
Shares redeemed	(45,109)	(109,820)	(1,219,443)	(2,209,353)
Net increase (decrease)	90,163	(44,391)	$2,729,363	$(853,625)
Class C
Shares sold	117,604	46,804	$3,294,281	$891,045
Reinvestment of distributions	–	10,313	–	223,175
Shares redeemed	(31,761)	(141,971)	(842,171)	(2,619,015)
Net increase (decrease)	85,843	(84,854)	$2,452,110	$(1,504,795)
Class I
Shares sold	1,397,915	99,459	$41,881,740	$1,957,201
Reinvestment of distributions	3,071	15,576	78,075	359,033
Shares redeemed	(90,132)	(174,530)	(2,616,179)	(3,507,667)
Net increase (decrease)	1,310,854	(59,495)	$39,343,636	$(1,191,433)
Class Z
Shares sold	541,059	41,585	$16,646,716	$709,797
Reinvestment of distributions	481	3,989	12,215	91,779
Shares redeemed	(18,200)	(84,744)	(521,961)	(1,397,577)
Net increase (decrease)	523,340	(39,170)	$16,136,970	$(596,001)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Value Fund
Class A	1.25%
Actual		$1,000.00	$1,572.80	$7.97-C
Hypothetical-D		$1,000.00	$1,018.60	$6.26-C
Class M	1.50%
Actual		$1,000.00	$1,571.00	$9.56-C
Hypothetical-D		$1,000.00	$1,017.36	$7.50-C
Class C	2.00%
Actual		$1,000.00	$1,567.30	$12.73
Hypothetical-D		$1,000.00	$1,014.88	$9.99
Class I	.96%
Actual		$1,000.00	$1,575.30	$6.13-C
Hypothetical-D		$1,000.00	$1,020.03	$4.81-C
Class Z	.85%
Actual		$1,000.00	$1,575.80	$5.43-C
Hypothetical-D		$1,000.00	$1,020.58	$4.26-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2021, had been in effect during the period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown int eh table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Advisor Value Fund
Class A	1.15%
Actual		$7.34
Hypothetical-(b)		$5.76
Class M	1.40%
Actual		$8.93
Hypothetical-(b)		$7.00
Class I	.90%
Actual		$5.75
Hypothetical-(b)		$4.51
Class Z	.75%
Actual		$4.79
Hypothetical-(b)		$3.76

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Value Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FAV-SANN-0621
1.800650.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021